UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Floating Rate Income Fund
Class A:
FRFAX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$103	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.
MF211EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.80%	4.77%	5.17%
Class A without sales charges	4.15%	5.25%	5.41%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	A
NASDAQ	FRFAX
CUSIP	74439V602
MF211EA

PGIM Floating Rate Income Fund
Class C:
FRFCX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$180	1.77%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.
MF211EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	2.29%	4.44%	4.63%
Class C without sales charges	3.26%	4.44%	4.63%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	C
NASDAQ	FRFCX
CUSIP	74439V701
MF211EC

PGIM Floating Rate Income Fund
Class Z:
FRFZX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$79	0.77%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.
MF211EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	4.30%	5.49%	5.67%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	Z
NASDAQ	FRFZX
CUSIP	74439V800
MF211EZ

PGIM Floating Rate Income Fund
Class R6:
PFRIX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Floating Rate Income Fund (the “Fund”) for the
period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$74	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. leveraged loans generated positive performance over the reporting period, as solid corporate earnings, supportive technicals, and generally resilient economic data held firm against geopolitical uncertainty and U.S.-driven trade tensions on multiple fronts. While a bifurcation in the market between higher credit-quality loan issues seeing more demand than lower credit-quality loan issues prevailed, the par-weighted loan default rate ended the period 67 basis points (bps) lower at 3.23%. (One basis point equals 0.01%.) Gross loan issuance was robust over the period, totaling $903 billion, with refinancing and repricing activity accounting for the bulk of that total. Excluding refinancings and repricings, net issuance totaled just $194 billion.
■
The following contributed the most to the Fund’s performance relative to the S&P UBS Leveraged Loan Index (the Index) during the period:
overall sector allocation, with overweights to AA collateralized loan obligations, investment-grade corporates, and high yield corporates contributing; overall security selection, with selection in the health care & pharmaceutical, banking, and paper & packaging industries contributing; and overall industry allocation, with underweights to technology and automotive, and an overweight to real estate investment trusts contributing.
■
While overall security selection contributed to the Fund’s performance relative to the Index, selection in the automotive, media & entertainment, and chemicals industries detracted. Although overall sector allocation contributed to performance, an underweight to the U.S. bank loan sector and an overweight to the European bank loan sector detracted. While overall industry allocation contributed to performance, an underweight to retailers & restaurants and an overweight to chemicals detracted. From a market perspective, having more risk, on average, than the Index also detracted.
■
During the period, the Fund used sovereign futures and foreign currency exchange contracts to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund also used credit derivatives in the form of the Credit Default Swap Index (CDX) to manage credit risk. The use of CDX contributed to the Fund’s absolute performance.
MF211ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	4.35%	5.56%	5.73%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
S&P UBS Leveraged Loan Index	3.88%	5.73%	5.80%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 2,087,103,553
Number of fund holdings	458
Total advisory fees paid for the year	$ 12,547,117
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	1.8
AA	17.5
A	2.7
BBB	9.5
BB	20.2
B	40.5
CCC	3.3
Not Rated	5.6
Cash/Cash Equivalents	(1.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	R6
NASDAQ	PFRIX
CUSIP	74439V883
MF211ER6

PGIM Government Income Fund
Class A:
PGVAX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$92	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.
MF128EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.60%	-1.32%	0.41%
Class A without sales charges	6.05%	-0.66%	0.75%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	A
NASDAQ	PGVAX
CUSIP	74439V107
MF128EA

PGIM Government Income Fund
Class C:
PRICX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$210	2.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.
MF128EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.82%	-1.65%	-0.15%
Class C without sales charges	4.82%	-1.65%	-0.15%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	C
NASDAQ	PRICX
CUSIP	74439V305
MF128EC

PGIM Government Income Fund
Class R:
JDRVX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$126	1.23%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.
MF128ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	5.56%	-0.95%	0.46%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R
NASDAQ	JDRVX
CUSIP	74439V503
MF128ER

PGIM Government Income Fund
Class Z:
PGVZX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$50	0.48%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.
MF128EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.36%	-0.18%	1.17%
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.97%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.44%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.26%
*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	Z
NASDAQ	PGVZX
CUSIP	74439V404
MF128EZ

PGIM Government Income Fund
Class R6:
PGIQX
ANNUAL SHAREHOLDER REPORT – February 28, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Government Income Fund (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$48	0.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, newly introduced tariffs, signs of a softening labor market, and a U.S. government shutdown in November (which slowed the release of economic data) increased market expectations for cuts to the Federal funds rate. Indeed, the U.S. Federal Reserve (the
Fed) responded with 25-basis-point (bp) rate cuts in September, October, and December of 2025 before pausing again in January of 2026.
(One basis point equals 0.01%.) While the U.S. Administration sought ways to support affordability domestically (e.g., $200 billion proposal to purchase mortgage securities across coupons) in 2026, inflation and fiscal uncertainty—tied to heightened geopolitical tensions abroad, kept market volatility elevated and the Fed cautious about the pace of future rate cuts for the year. Despite the uncertainty, securitized credit—e.g., mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loans obligations (CLOs) were among the most resilient fixed-income sectors as the period ended.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate ex-Credit Index (the Index) during the period: positioning in MBS and agency CMBS; security selection in sovereign credits and U.S. Treasurys; an overweight allocation to the AAA
CLOs; having more risk over the period (on average) than the Index (from a market perspective); and the combined impact of the Fund’s yield curve strategies and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
An overweight to the sovereign credit sector detracted most from the Fund’s performance relative to the Index during the reporting period.
■
During the period, the Fund utilized derivatives in the form of Treasury swaps and financial futures to help manage its duration positioning and yield curve exposure. Overall, the use of these derivatives had a minimal impact on performance.
MF128ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/mutual-fund-documents
or call
(800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 9, 2016 to February 28, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 2/28/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.37%	-0.17%	1.01% (8/9/2016)
Bloomberg US Aggregate Bond Index*	6.26%	0.42%	1.66%
Bloomberg US Aggregate ex-Credit Index	6.10%	0.24%	1.27%
Bloomberg US Government Bond Index	5.32%	-0.06%	1.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 220,841,228
Number of fund holdings	332
Total advisory fees paid for the year	$ 789,177
Portfolio turnover rate for the year	139%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	19.1
AA	78.5
Not Rated	0.7
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R6
NASDAQ	PGIQX
CUSIP	74439V875
MF128ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended February 28, 2026 and February 28, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $116,792 and $112,300 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended February 28, 2026 and February 28, 2025: none.

(c)	Tax Fees

For the fiscal years ended February 28, 2026 and February 28, 2025: none.

(d)	All Other Fees

For the fiscal years ended February 28, 2026 and February 28, 2025: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended February 28, 2026	Fiscal Year Ended February 28, 2025
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 28, 2026 and February 28, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Floating Rate Income Fund	2
PGIM Government Income Fund	37
Notes to Financial Statements	57

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DIP—Debtor-In-Possession

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

iBoxx—Bond Market Indices

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

UMBS—Uniform Mortgage-Backed Securities

PGIM Floating Rate Income Fund

Schedule of Investments

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.9%

ASSET-BACKED SECURITIES 18.5%

Collateralized Loan Obligations 18.5%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class BR3, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.320%(c)	10/27/38		16,000	$16,030,402
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.619(c)	07/22/37		10,000	10,029,801

Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.568(c)	01/20/38		10,000	10,047,903

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.322(c)	07/15/30		8,508	8,516,187

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.366(c)	04/15/35	EUR	3,750	4,407,754

Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-03A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/24/38		11,200	11,229,683

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	03/31/38		6,000	6,015,661

Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	04/24/34		20,000	20,038,400

Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472(c)	07/15/37		11,500	11,528,752

Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.718(c)	04/25/37		5,600	5,622,175

CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		16,000	16,049,606

CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	07/17/37		9,650	9,684,838

CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	01/20/35		12,400	12,418,851

Davis Park CLO Ltd.,
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	07/20/38		4,500	4,520,565

Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.672(c)	10/15/37		8,125	8,160,020
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.272(c)	07/15/34		2,500	2,499,200

Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.618(c)	10/20/37		9,275	9,304,213

Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	07/25/38		18,600	18,647,986

Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.871(c)	04/28/37		13,500	13,496,895

KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.572(c)	04/15/35		12,500	12,510,878
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.772(c)	04/15/37		4,000	4,000,959

Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.588(c)	04/18/37		11,000	11,057,858

Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.714(c)	07/15/31		6,424	6,437,161

NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.768(c)	07/20/37		7,650	7,631,488

Octagon Investment Partners Ltd. (Cayman Islands),
Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472(c)	07/15/37		8,100	8,122,277

Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.472(c)	10/31/37		7,600	7,629,412

Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.352(c)	02/16/37		10,000	10,025,702

OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.918(c)	04/20/37		5,000	5,000,151

OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468(c)	01/20/38		10,550	10,601,165

Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class B1R, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.618(c)	03/20/38		20,000	20,106,600

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.422%(c)	09/06/37		13,500	$13,548,873
Signal Peak CLO Ltd. (Cayman Islands),
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.420(c)	01/21/38		9,185	9,226,423
Silver Point CLO Ltd.,
Series 2025-15A, Class B, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.268(c)	01/15/39		10,000	10,018,299
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.280(c)	10/25/34		1,500	1,456,790
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	5,043,762
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.468(c)	01/20/38		12,150	12,186,934
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.418(c)	01/20/36		12,000	11,991,122
Trimaran CAVU Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	03/18/38		10,000	10,009,097
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	5.579(c)	10/17/32		8,650	8,636,856
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.124(c)	07/15/31		1,500	1,507,951

					384,998,650

Other 0.0%

Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40		876	925,006

TOTAL ASSET-BACKED SECURITIES (cost $383,905,384)					385,923,656

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	6.594(c)	12/15/38		12,702	12,698,104
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.660(c)	02/15/35		4,750	4,744,061
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.101(c)	02/15/42		2,350	2,355,875
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		9,830	10,519,829

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,847,301)					30,317,869

CORPORATE BONDS 13.0%

Airlines 0.2%

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30		375	347,179
Sr. Unsec’d. Notes, 144A	7.875	05/01/27		3,575	3,585,010

					3,932,189

Banks 9.8%

Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)		15,105	15,514,595
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)		3,190	3,335,903

Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes(a)	7.350(ff)	04/27/85		31,000	32,415,271
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)		1,425	1,461,894

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 3

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series CC	7.125%(ff)	08/15/29(oo)	9,870	$10,195,390
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	10,295	10,528,951
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	15,435	15,868,100
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	5,685	5,835,736

Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	13,458	13,402,940

JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.406(c)	04/01/26(oo)	23,015	23,083,715

Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	6.350(ff)	11/24/84	13,925	13,733,531
Jr. Sub. Notes	6.500(ff)	11/24/85	13,150	13,100,687

Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	2,725	2,827,578

Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	17,830	18,196,415
Jr. Sub. Notes	7.250(ff)	07/31/84	19,005	19,860,225

U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	5,813	5,752,429

				205,113,360

Commercial Services 0.3%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	395,984

Covista, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,521	1,521,000

VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	3,850	3,827,589

				5,744,573

Diversified Financial Services 0.2%

Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	4,295	4,475,605

Electric 0.5%

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	5,375	5,447,513
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,317,151

				10,764,664

Home Builders 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	835	797,258

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	4,200	3,933,636

				4,730,894

Housewares 0.0%

SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	2,138	855,168

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.0%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27	200	$200,000
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	200,000

				400,000

Investment Companies 0.3%

Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A(a)	5.700	01/23/31	3,000	2,976,383

Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A	5.550	04/15/31	3,000	2,949,563

				5,925,946

Media 0.3%

CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	119,523
Gtd. Notes, 144A	4.125	12/01/30	200	123,108
Gtd. Notes, 144A	5.375	02/01/28	475	342,055
Gtd. Notes, 144A	5.500	04/15/27	200	169,204
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	700	259,042
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	2,157	795,244
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	77,372

DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	400	356,080
Gtd. Notes(x)	7.375	07/01/28	350	338,462
Gtd. Notes(x)	7.750	07/01/26	1,000	989,239

DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	2,800	2,892,062

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%(x)	9.250	03/25/30	167	121,921

Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	200	208,229

				6,791,541

Oil & Gas 0.3%

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,651,280

New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	568	559,054
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	681	670,865
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	568	559,053
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	170	167,716

				5,607,968

Oil & Gas Services 0.1%

SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	1,260	1,286,500

Pipelines 0.2%

Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	4,700	4,108,946

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 5

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375%	02/01/31	770	$732,256

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	976,491

				1,708,747

Real Estate Investment Trusts (REITs) 0.4%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	6,792,526
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,247,382

				8,039,908

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31	1,320	1,228,413

Telecommunications 0.0%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	149	15
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	197	—

				15

TOTAL CORPORATE BONDS (cost $265,757,323)				270,714,437

FLOATING RATE AND OTHER LOANS 62.4%

Advertising 0.3%

Summer BC Holdco B Sarl (Luxembourg),
Extended Facility B, 3 Month SOFR + 5.260%	8.932(c)	02/15/29	6,991	6,175,434

Aerospace & Defense 0.7%

PAC DAC LLC,
Initial Term Loan, 3 Month SOFR + 3.250%	6.917(c)	10/28/30	4,750	4,693,617

Propulsion BC Finco Sarl (Spain),
Term Loan, 1 Month SOFR + 2.500%	6.172(c)	12/01/32	2,550	2,549,465

Transdigm, Inc.,
New Tranche K Term Loan, 1 Month SOFR + 2.250%	5.923(c)	03/22/30	1,822	1,820,176
Tranche M Term Loan, 1 Month SOFR + 2.500%	6.173(c)	08/19/32	6,160	6,155,990

				15,219,248

Agriculture 0.3%

Alltech, Inc.,
Term B-2 Loan, 1 Month SOFR + 4.364%	8.037(c)	08/13/30	6,874	6,878,059

Airlines 0.5%

American Airlines, Inc.,
Repriced Term Loan, 3 Month SOFR + 2.250%	5.918(c)	04/20/28	2,884	2,877,530

Onesky Flight LLC,
Term Loan, 1 Month SOFR + 2.750%^	6.410(c)	02/17/33	3,700	3,686,125

Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	4,304	4,306,411

				10,870,066

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment 1.7%
American Axle & Manufacturing, Inc.,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.910%(c)	02/03/33		3,225	$3,206,876
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32		11,369	11,331,141
Constellation Automotive Group Ltd. (United Kingdom),
Facility B (EUR) Commitment, 6 Month EURIBOR + 6.250%^	8.373(c)	04/03/31	EUR	2,500	3,005,695
First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)		11,533	5,652
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28		9,706	9,538,647
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28		9,113	8,972,945

					36,060,956

Beverages 0.3%
Brewco Borrower LLC,
Term Loan, 3 Month SOFR + 7.000%^	10.673(c)	09/30/30		1,244	497,539
Pegasus Bidco BV (Netherlands), 2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.403(c)	07/12/29		4,913	4,904,732

					5,402,271

Building Materials 1.4%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.923(c)	07/08/30		4,763	4,598,356
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	9.285(c)	08/01/28		4,755	3,423,738
Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.402(c)	02/26/32		5,224	5,212,885
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.250%	5.923(c)	05/31/30		6,145	6,116,184
HP PHRG Borrower LLC,
Closing Date Term Loan, 3 Month SOFR + 4.000%	7.672(c)	02/20/32		4,279	4,228,570
Quikrete Holdings, Inc., 2029 Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	03/19/29		2,829	2,827,081
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	8.787(c)	10/12/28		2,382	2,229,231

					28,636,045

Chemicals 3.1%
A-AP Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 2.750%^	6.417(c)	09/09/31		1,817	1,811,996
Archroma Finance Sarl (Luxembourg),
Facility B2A Loan, 6 Month SOFR + 5.500%	9.199(c)	06/30/27		2,875	2,494,062
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 3 Month SOFR + 4.512%	8.183(c)	09/30/28		3,714	3,533,241
First Lien Facility B, 3 Month SOFR + 0.362%	4.033(c)	12/29/28		3,431	2,441,030
Second Lien Facility B, 3 Month SOFR + 0.362%	3.771(c)	12/29/28		7,446	325,763
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.184(c)	08/18/28		5,210	4,519,629
Ineos US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	02/19/30		2,561	2,145,224
Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	7.523(c)	03/14/30		2,535	1,970,962
New Term B Loan, 1 Month SOFR + 4.350%	8.023(c)	04/02/29		3,691	2,986,296
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28		5,412	5,274,371

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 7

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loan	12.000%	01/03/29(d)	6,859	$137,188

Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	7.036(c)	04/03/28	6,611	6,602,498
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	6.917(c)	04/03/28	3,058	3,035,035

Paint Intermediate III LLC,
Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	6.666(c)	10/09/31	7,784	7,761,526

SCIH Salt Holdings, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.750%	6.522(c)	01/31/29	5,143	5,128,365

TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	8,778	7,837,937

Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	6.172(c)	09/30/31	2,598	2,020,066

Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	3,087	2,315,449
Term Loan^	13.905	10/12/28(d)	4,585	91,708

Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	3,123	2,342,588

				64,774,934

Commercial Services 6.4%

Albion Financing 3 Sarl (United Kingdom), 2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.664(c)	05/21/31	5,855	5,851,501

Allied Universal Holdco LLC,
Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	08/20/32	11,419	11,411,795

Belfor Holdings, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	6.423(c)	11/01/30	4,898	4,904,368

Catawba Nation Gaming Authority,
Initial Term B Loan, 3 Month SOFR + 4.750%	8.417(c)	03/29/32	5,815	5,916,762

CCRR Parent, Inc., 2022 Incremental Term Loan, 1 Month SOFR + 4.250%	8.023(c)	03/06/28	2,116	497,222

Composecure Holdings LLC,
Initial Term Loan, 1 Month SOFR + 2.250%	5.910(c)	01/14/33	1,375	1,366,406

CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.287(c)	06/02/28	2,330	2,208,037

Cotiviti, Inc., 2026 Term Loan^	— (p)	03/02/33	5,775	5,760,563

Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	7.672(c)	04/09/31	5,828	5,773,876

DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	9.172(c)	01/31/31	1,305	1,164,824

EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.000%	6.673(c)	08/16/30	4,501	4,038,642

Ensemble RCM LLC,
Term B Loan, 3 Month SOFR + 3.000%	6.660(c)	02/09/33	3,400	3,266,822

First Advantage Holdings LLC,
Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	10/31/31	2,805	2,680,178

Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.750%	6.423(c)	06/02/31	6,988	6,469,053

Ingenovis Health, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.250%	8.184(c)	03/06/28	14,599	4,002,619

Jupiter Buyer, Inc.,
Initial Term Loan, 3 Month SOFR + 4.250%	7.922(c)	11/01/31	5,764	5,768,989
Term B Loan	— (p)	11/01/31	1,250	1,251,038

Kuehg Corp.,
Term Loan, 3 Month SOFR + 2.750%	6.422(c)	06/12/30	4,493	4,298,521

Latham Pool Products, Inc.,
Initial Term Loan, 3 Month SOFR + 3.900%	7.573(c)	02/23/29	3,669	3,647,643

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.673%(c)	05/04/28		3,956	$3,945,291
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30		2,274	2,239,207
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30		6,506	5,324,885
Neon Maple Purchaser, Inc.,
First amend Tranche B-1 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	11/17/31		4,294	4,177,160
NorthAB LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.172(c)	11/24/28		8,028	7,414,443
Omnia Partners LLC,
Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	6.455(c)	12/31/32		4,630	4,613,051
Parexel International, Inc.,
Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	12/12/31		3,565	3,520,438
Ryan LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.173(c)	11/05/32		8,146	7,853,865
TruGreen LP,
Second Refinancing Term Loan (First Lien), 3 Month SOFR + 4.100%	7.767(c)	11/02/27		4,606	4,523,861
Verde Purchaser LLC,
Initial Term Loan, 3 Month SOFR + 4.000%	7.672(c)	11/29/30		5,447	5,395,647
VT Topco, Inc.,
Second Amendment Term Loan, 3 Month SOFR + 3.000%	6.661(c)	08/09/30		4,670	4,391,650

					133,678,357

Computers 2.5%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32		10,072	9,820,444
Fortress Intermediate 3, Inc., 2025 Term B Loan, 1 Month SOFR + 3.000%^	6.668(c)	06/27/31		7,128	6,914,291
Indy US Bidco LLC, 2025 Term Loan, 1 Month SOFR + 2.250%^	5.923(c)	10/31/30		5,315	5,129,294
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.673(c)	03/01/29		8,343	7,237,978
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701(c)	04/16/29		475	473,813
Ping Identity Corp.,
Initial Term Loan, 1 Month SOFR + 2.750%	6.410(c)	11/15/32		5,825	5,686,656
Sandisk Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.669(c)	02/20/32		486	486,250
Synechron, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%^	7.423(c)	10/03/31		3,660	3,367,074
Tempo Acquisition LLC,
Term B Loan, 1 Month SOFR + 1.750%	5.423(c)	08/31/28		4,033	2,765,728
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.512%	9.178(c)	08/18/28		10,483	9,607,005

					51,488,533

Consumer Services 0.5%
Parfums De Marly,
Term Loan, 3 Month SOFR + 5.250%^	9.122(c)	09/01/28		4,665	4,665,000
University Support Services LLC (Grenada),
Initial Term Loan, 1 Month SOFR + 2.750%	6.423(c)	02/10/29		4,847	4,612,699

					9,277,699

Cosmetics/Personal Care 0.4%
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.750%	8.478(c)	02/23/29	GBP	5,775	7,790,461

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 9

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Distribution/Wholesale 1.5%

AIP RD Buyer Corp.,
Term B Loan (First Lien), 1 Month SOFR + 4.000%	7.172%(c)	12/23/30		1,904	$1,895,079

Gloves Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 4.000%	7.673(c)	05/21/32		5,162	5,136,252

Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.672(c)	06/20/31		8,155	7,986,714

Pearls Netherlands Bidco BV (Netherlands),
Term Loan B (USD), 3 Month SOFR + 3.250%	6.917(c)	02/26/29		1,741	1,443,070

Quimper AB (Sweden), 2026 Term B Loan, 3 Month EURIBOR + 3.000%	4.987(c)	03/31/30	EUR	4,500	5,305,928

Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	08/01/30		8,779	8,759,550

					30,526,593

Diversified Financial Services 2.0%

Azorra Soar TLB Finance Ltd. (Cayman Islands),
Initial Term Loan, 1 Month SOFR + 2.500%	6.139(c)	10/18/29		3,298	3,298,451

EP Wealth Advisors LLC,
Closing Date Term Loan, 3 Month SOFR + 3.000%	6.672(c)	10/18/32		2,100	2,081,625

Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/31		10,241	9,638,904

Gategroup Finance SA (Luxembourg),
Senior Facility B2 (USD), 3 Month SOFR + 3.500%	7.190(c)	06/10/32		5,567	5,569,537

Hudson River Trading LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	6.167(c)	03/18/30		10,176	10,044,246

Jefferies Finance LLC, 2024 Initial Term Loan, 1 Month SOFR + 2.750%	6.410(c)	10/21/31		5,647	5,492,149

VFH Parent LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%	6.173(c)	06/21/31		4,590	4,574,448

					40,699,360

Electric 0.3%

Discovery Energy Holding Corp.,
Term Loan, 1 Month SOFR + 3.000%	6.661(c)	05/01/31		3,513	3,509,797

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28		2,857	2,814,031

					6,323,828

Electronics 0.2%

LSF12 Crown US Commercial Bidco LLC, 2026 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.671(c)	12/02/31		3,193	3,189,774

Energy-Alternate Sources 0.1%

WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.864%	6.537(c)	03/24/28		2,122	2,121,468

Engineering & Construction 1.5%

Aegion Corp.,
Delayed Draw Term Loan	— (p)	02/28/33		1,138	1,121,879
Term Loan	— (p)	02/28/33		8,537	8,414,091

Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	6.673(c)	05/17/28		6,867	6,804,612

Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.500%	6.171(c)	07/01/31		1,066	1,067,789
Initial Term Loan, 1 Month SOFR + 2.500%	6.173(c)	07/01/31		5,094	5,099,238

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Engineering & Construction (cont’d.)

Michael Baker International LLC,
First Lien Term B Loan, 3 Month SOFR + 4.000%	7.667%(c)	12/01/28	4,842	$4,837,684

Red SPV LLC (United Kingdom),
Initial Term Loan, 1 Month SOFR + 2.250%	5.927(c)	03/15/32	2,428	2,417,153

Salas O’Brien, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%^	6.423(c)	01/31/33	1,749	1,742,726

				31,505,172

Entertainment 2.9%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	9.322(c)	02/10/27	10,327	6,103,538

Allwyn Entertainment Financing (US) LLC,
Term B Loan, 3 Month SOFR + 2.500%	6.165(c)	11/24/32	8,175	8,021,719

Betclic Everest Group,
Term Loan	— (p)	12/31/31	3,375	3,376,417

Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	5.923(c)	02/06/31	2,825	2,795,028
Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	02/06/30	6,451	6,398,825

Crown Finance US, Inc. (United Kingdom),
Term B Loan, 1 Month SOFR + 4.500%	8.171(c)	12/02/31	11,496	11,153,481

ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.673(c)	08/30/30	1,915	1,900,665

Entain PLC (United Kingdom),
Facility B6, 3 Month SOFR + 2.250%	5.922(c)	10/31/29	2,859	2,846,265

Herschend Entertainment Co. LLC, 2026 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	05/27/32	2,338	2,344,096

Motion Finco LLC (United Kingdom),
Facility B3, 3 Month SOFR + 3.500%	7.172(c)	11/12/29	2,120	1,782,657

RunItOneTime LLC,
First Out Term Loan, PRIME + 8.500%^	15.750(c)	06/03/28(d)	3,198	2,878,247
Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.173(c)	06/23/26	1,087	979,299
New Money DIP Loan, 1 Month SOFR + 12.500%^	16.173(c)	04/16/26	522	466,694
Second Out Term Loan, PRIME + 8.500%^	11.781(c)	06/05/28(d)	7,574	8

Voyager Parent LLC, 2026 Refinancing Term B Loan, 3 Month SOFR + 4.250%	7.911(c)	07/01/32	9,349	9,306,711

				60,353,650

Environmental Control 1.7%

Action Environmental Group, Inc. (The), 2025 Term B Loan, 3 Month SOFR + 3.000%	6.672(c)	10/24/30	3,388	3,383,976

GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	6.273(c)	03/03/32	6,581	6,583,764

JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%	7.426(c)	10/17/30	5,831	5,825,919

Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 6 Month SOFR + 2.750%	6.378(c)	11/08/32	5,496	5,503,131

MIP V Waste Holdings LLC,
Tranche B-2 Term Loan, 3 Month SOFR + 2.750%^	6.417(c)	08/20/32	2,436	2,432,999

Reworld Holding Corp., 2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	5.927(c)	11/30/28	1,454	1,454,254
Twelfth Amendment Term B Loan, 1 Month SOFR + 2.250%	5.917(c)	01/15/31	3,290	3,283,874
Twelfth Amendment Term C Loan, 1 Month SOFR + 2.250%	5.917(c)	01/15/31	535	533,630

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 11

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control (cont’d.)

Tidal Waste & Recycling Holdings LLC,
Term B Loan, 3 Month SOFR + 2.750%	6.422%(c)	10/24/31	2,075	$2,075,918

WIN Waste Innovations Holdings, Inc.,
New Term B-2, 1 Month SOFR + 3.364%	7.037(c)	03/24/28	3,955	3,961,320

				35,038,785

Foods 0.5%

Froneri International Ltd.,
Facility B4, 6 Month SOFR + 2.250%	5.877(c)	09/30/31	4,159	4,055,263

Nourish Buyer I, Inc., 2026-1 Term Loan, 3 Month SOFR + 4.000%	7.669(c)	07/09/32	6,385	6,416,925

				10,472,188

Forest Products & Paper 0.3%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	5,954	5,953,602

Hand/Machine Tools 0.1%

Madison Safety & Flow LLC, 2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	09/26/31	2,874	2,871,111

Healthcare 0.5%

Envision Healthcare Operating, Inc., 2026 Replacement Term Loan, 1 Month SOFR + 5.000%	8.660(c)	06/25/30	10,921	10,975,792

Healthcare & Pharmaceuticals 0.2%

Loire Finco Luxembourg Sarl (Luxembourg),
Additional Facility USD, 1 Month SOFR + 4.000%	7.673(c)	01/21/30	4,189	4,181,450

Healthcare-Products 0.6%

Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.423(c)	01/15/31	4,980	4,977,510

Hologic, Inc.,
Term B Loan	— (p)	01/31/33	4,503	4,446,712

QuidelOrtho Corp.,
Term B Loan, 1 Month SOFR + 4.000%	7.673(c)	08/20/32	3,691	3,686,137

				13,110,359

Healthcare-Services 2.8%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	8.067(c)	02/15/29	7,175	3,693,728

Charlotte Buyer, Inc.,
Second Refinancing Term Loan, 1 Month SOFR + 4.250%	7.910(c)	02/11/28	4,854	4,639,973

Confluent Health LLC,
Initial Term Loan, 1 Month SOFR + 4.000%^	7.787(c)	11/30/28	3,314	2,833,371

Electron Bidco, Inc., 2026 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	02/06/33	4,665	4,655,047

LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31	5,719	5,720,714

Midwest Physician Administrative Services LLC,
First Lien Term Loan, 3 Month SOFR + 3.262%	6.934(c)	03/13/28	1,925	1,650,688

Phoenix Guarantor, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	02/21/31	6,795	6,780,985

Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	8.934(c)	06/28/28	3,349	3,248,157

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)

Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	10.434%(c)	06/28/28	3,424	$3,509,907
Tranche C Term Loan, 1 Month + 6.750%	10.684(c)	06/28/29	7,670	7,206,186

Upstream Newco, Inc.,
December 2025 Extended Modified Term Loan, 3 Month SOFR + 4.512%	8.179(c)	11/20/29	16,148	14,878,589

				58,817,345

Holding Companies-Diversified 0.6%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	12,453	12,363,974

Home Furnishings 0.5%

TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.023(c)	06/29/28	11,035	10,209,549

Housewares 0.3%

Hunter Douglas Holding BV (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	6.672(c)	01/17/32	5,569	5,562,959

Insurance 2.6%

Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.673(c)	11/06/30	14,826	14,332,978
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.923(c)	06/21/32	1,980	1,919,017

Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.037(c)	01/20/29	3,007	3,004,835
New B-10 Term Loan, 1 Month SOFR + 4.000%	7.772(c)	08/19/28	10,694	10,680,393
New B-11 Term Loan, 1 Month SOFR + 4.250%	8.022(c)	08/21/28	1,070	1,068,744

Asurion LLC/Asurion Co-Issuer, Inc.,
New B-14 Term Loan	— (p)	02/23/33	7,259	7,125,753

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	06/13/31	7,124	6,802,917

HIG Finance 2 Ltd. (United Kingdom), 2025-3 Dollar Refinancing Term Loan, 1 Month SOFR + 2.750%	6.423(c)	04/18/30	647	615,876

Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 2.500%	6.173(c)	07/31/31	8,420	8,137,524

				53,688,037

Internet 1.3%

Denali Intermediate Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.500%	9.173(c)	08/26/32	6,787	6,778,275

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	1,812	271,818

Galileo Parent, Inc.,
Term Loan	— (p)	03/03/33	9,000	8,865,000

MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	7.923(c)	05/03/28	10,421	8,432,534
2024 December New Term Loan, 1 Month SOFR + 4.250%	7.923(c)	12/31/31	4,203	2,847,663

				27,195,290

Investment Companies 0.6%

Acuren Delaware Holdco, Inc.,
Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	6.423(c)	07/30/31	4,801	4,801,186

BCP VI Summit Holdings LP,
Initial Term Loan, 1 Month SOFR + 3.000%	6.671(c)	01/30/32	1,517	1,520,792

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 13

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Investment Companies (cont’d.)
Deep Blue Operating I LLC,
Initial Term Loan, 1 Month SOFR + 2.750%	6.421%(c)	10/01/32		3,475	$3,485,877
Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	6.250	10/31/29	GBP	2,271	3,217,228

					13,025,083

Leisure Time 2.1%
Arcis Golf LLC,
Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	6.423(c)	11/24/28		2,433	2,439,660
Bulldog Purchaser, Inc.,
Term Loan, 3 Month SOFR + 3.250%	6.913(c)	02/04/33		5,150	5,133,932
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		4,004	3,964,294
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	7.773(c)	12/01/28		7,462	6,758,202
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	8,325	9,763,044
LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 2.500%	6.173(c)	05/01/31		4,011	4,001,247
Recess Holdings, Inc.,
Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.418(c)	02/20/30		7,069	7,081,222
SGH2 LLC,
Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.172(c)	08/18/32		4,938	4,937,625

					44,079,226

Lodging 0.3%
Fertitta Entertainment LLC,
Initial B Term Loan, 1 Month SOFR + 3.250%	6.923(c)	01/27/29		5,565	5,528,163

Machinery-Diversified 2.4%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.161(c)	03/15/30		5,682	5,680,411
Columbus McKinnon Corp.,
Term B Loan, 3 Month SOFR + 3.500%	7.160(c)	02/03/33		4,375	4,358,594
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 3 Month SOFR + 3.250%	6.922(c)	11/26/32		3,772	3,781,680
Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 6.000%	9.670(c)	12/21/29		6,841	6,589,710
Hillenbrand, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	7.173(c)	02/10/33		5,041	5,035,256
Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month SOFR + 3.614%	7.287(c)	05/26/28		825	812,810
Pro Mach,
Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.423(c)	10/16/32		7,625	7,617,375
TK Elevator Midco GmbH (Germany),
(USD) Term B Loan, 6 Month SOFR + 2.750%	6.377(c)	04/30/30		13,254	13,247,642
Victory Buyer LLC,
Initial Term Loan^	— (p)	02/13/33		1,925	1,929,812

					49,053,290

Media 1.2%
Nexstar Media, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.500%	6.173(c)	06/28/32		4,030	4,024,713
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.673(c)	06/26/29		500	498,750
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	7.672(c)	06/26/29		500	498,750
First Out Term Loan, 1 Month SOFR + 3.614%	7.286(c)	09/25/29		11,305	9,788,591

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Sinclair Television Group, Inc.,
Term B-6 Loan, 1 Month SOFR + 3.414%	7.087%(c)	12/31/29	278	$236,215
Term B-7 Loan, 1 Month SOFR + 4.200%	7.873(c)	12/31/30	2,762	2,308,316

Sunrise HoldCo III BV,
Facility AAA, 6 Month SOFR + 2.500%	6.129(c)	02/15/32	2,775	2,744,947

Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.275%	7.052(c)	03/31/31	5,895	5,492,195

				25,592,477

Metal Fabricate/Hardware 1.1%

Doncasters US Finance LLC (United Kingdom), 2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	1,191	1,197,943
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	7,438	7,480,886

Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.173(c)	10/12/28	7,227	7,226,843

Tiger Acquisition LLC,
Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.176(c)	08/23/32	2,960	2,955,182

Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 3 Month SOFR + 6.000%^	9.661(c)	03/01/30	4,450	4,316,284

				23,177,138

Mining 0.2%

Arsenal AIC Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	08/18/30	3,604	3,603,796

Miscellaneous Manufacturing 0.4%

AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.287(c)	11/30/28	5,254	5,229,512

Plastipak Holdings, Inc.,
Tranche Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	09/24/32	3,915	3,907,240

				9,136,752

Oil & Gas 0.2%

Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	7.410(c)	07/09/31	4,745	4,757,900

Packaging & Containers 2.6%

Closure Systems International Group,
Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	03/22/29	3,678	3,673,064

Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	6.923(c)	04/01/32	7,293	7,211,840
Term B Loan, 1 Month SOFR + 3.175%	6.848(c)	04/13/29	5,139	5,092,645

Graham Packaging Co., Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	5.923(c)	01/26/33	2,025	2,020,039

Owens-Brockway Glass Container, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	09/30/32	3,500	3,500,000

Plaze, Inc.,
Initial Term Loan, 1 Month SOFR + 3.614%	7.287(c)	08/03/26	7,096	6,390,353

Pregis Topco LLC,
Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	7.673(c)	02/01/29	4,318	4,324,583

ProAmpac PG Borrower LLC,
(USD) Term Loan^	— (p)	03/31/33	7,225	7,125,656

Ring Container Technologies Group LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/32	1,364	1,363,350

Secure Acquisition, Inc.,
Closing Date Term Loan, 3 Month SOFR + 3.750%	7.422(c)	12/15/28	5,559	5,562,316

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 15

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers (cont’d.)

Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 3.500%	7.173%(c)	04/19/31	2,121	$2,128,213

Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.422(c)	09/15/28	6,345	6,116,625

				54,508,684

Pharmaceuticals 1.5%

Amneal Pharmaceuticals LLC,
Amendment No. 2 Term Loan, 1 Month SOFR + 3.000%	6.673(c)	08/02/32	7,753	7,749,806

Dechra Pharmaceuticals Holdings Ltd.,
Facility B3, 3 Month SOFR + 2.750%	6.423(c)	01/27/32	3,400	3,396,769

Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	7.772(c)	10/01/27	13,010	12,310,962

Sharp Services LLC,
Tranche E Term Loan, 3 Month SOFR + 3.000%	6.672(c)	09/29/32	5,701	5,707,879

VetStrategy Canada Holdings, Inc. (Canada),
Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	7.422(c)	12/12/28	3,044	3,031,441

				32,196,857

Pipelines 0.4%

CPPIB OVM Member US LLC,
Initial Term Loan, 1 Month SOFR + 2.250%	5.922(c)	08/20/31	4,615	4,609,423

FR BR Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.250%^	7.922(c)	10/31/30	3,716	3,724,976

				8,334,399

Real Estate 0.2%

Greystar Real Estate Partners LLC,
Term B-3 Loan, 3 Month SOFR + 2.500%^	6.173(c)	08/21/30	5,091	5,091,317

Real Estate Investment Trusts (REITs) 2.0%

Apollo Commercial Real Estate Finance, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	6.917(c)	06/13/30	2,264	2,261,497

Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.500%	6.173(c)	05/09/29	5,792	5,780,900
Term B-8 Loan, 1 Month SOFR + 2.500%	6.173(c)	12/19/32	4,600	4,588,500

GGP Retail LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.173(c)	05/28/30	25,965	26,002,607

Starwood Property Mortgage LLC,
Incremental Term B-2 Loan, 1 Month SOFR + 2.250%	5.923(c)	09/24/32	4,015	4,023,289

				42,656,793

Retail 1.8%

Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	11/01/31	5,629	5,023,659
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	06/29/29	2,880	2,660,749

Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	6.923(c)	01/23/32	8,949	8,926,710

LBM Acquisition LLC,
Amendment No. 4 Incremental Term loan, 1 Month SOFR + 5.000%	8.677(c)	06/06/31	2,743	2,367,098
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.527(c)	06/06/31	2,481	2,041,952

Peer Holding III BV (Netherlands),
Term B-4B Loan, 3 Month SOFR + 2.500%	6.172(c)	10/26/30	1,633	1,630,517
Term B-5B Loan, 3 Month SOFR + 2.500%	6.172(c)	07/01/31	5,915	5,904,898

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

PrimeSource/Park River Holdings, 2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.161%(c)	03/15/31	5,321	$5,290,103

Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.287(c)	07/28/28	1,755	1,741,757

White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.923(c)	10/19/29	2,879	2,842,730

				38,430,173

Semiconductors 0.2%

Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	6.608(c)	02/01/29	3,952	3,923,766

Software 3.7%

AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	6.423(c)	02/15/29	11,912	11,584,500

BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.673(c)	07/30/31	5,515	5,064,009

Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	6.423(c)	01/31/31	3,138	2,641,462

Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	9.773(c)	10/08/29	3,320	2,540,829
Term Loan, 1 Month SOFR + 3.850%	7.523(c)	10/08/28	5,220	4,588,226

Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.421(c)	05/01/31	4,198	3,711,584

Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 2.250%	5.923(c)	10/30/30	4,130	4,126,572

Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.173(c)	01/30/32	9,293	8,526,752

HireRight Holdings Corp., 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	6.923(c)	09/27/30	1,556	1,297,033

Inmar, Inc., 2025 First Lien Term Loan, 1 Month SOFR + 4.500%	8.170(c)	10/30/31	7,451	7,245,986

Relativity Intermediate Holdco LLC,
Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/30/33	1,475	1,430,750

Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.037(c)	07/14/28	2,931	1,428,698

UKG, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	3.500(c)	02/10/31	7,669	7,242,922

Veeam Software/VS Buyer, 2025 Repriced First Lien Term B Loan, 3 Month SOFR + 2.250%	5.917(c)	04/12/31	3,865	3,733,235

Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.173(c)	12/21/29	5,015	4,568,474

Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 1 Month SOFR + 2.750%	6.423(c)	09/28/29	6,974	6,562,652

				76,293,684

Storage/Warehousing 0.3%

Rockpoint Gas Storage Partners LP (Canada),
Amendment No. 2 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.172(c)	09/18/31	6,249	6,254,874

Telecommunications 1.6%

Aventiv Technologies,
Bridge Loan	13.956(cc)	03/25/26(d)	352	366,058
Second Out Term Loan, 3 Month SOFR + 7.500%^	11.172(c)	03/25/26(d)	284	284,373

Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.173(c)	09/27/29	958	955,816

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 17

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Crown Subsea Communications Holding, Inc., 2026 Term Loan, 1 Month SOFR + 3.000%	6.673%(c)	04/27/28	7,596	$7,600,965

Iridium Satellite LLC,
Term B-4 Loan, 1 Month SOFR + 2.250%	5.923(c)	09/20/30	1,790	1,720,351

Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	03/29/32	8,800	8,813,200

Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	9.410(c)	08/01/29	1,919	1,342,967

Qualitytech LP,
Term Loan, 1 Month SOFR + 3.500%	7.173(c)	10/30/31	8,750	8,673,314

Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.787(c)	10/24/29	817	734,909
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	2,746	1,737,029

Zayo Group Holdings, Inc.,
Dollar Term Loan, 1 Month SOFR + 3.614%	7.287(c)	03/11/30	1,324	1,272,741

				33,501,723

Toys/Games/Hobbies 0.1%

J&J Ventures Gaming LLC,
Initial Term Loan, 1 Month SOFR + 5.000%^	8.673(c)	04/26/30	2,500	2,487,500

Transportation 0.9%

Beacon Mobility Corp., 2026 Refinancing Term Loan, 1 Month SOFR + 2.750%	6.410(c)	08/06/30	1,930	1,933,477

First Student Bidco, Inc.,
Initial Term C Loan, 1 Month SOFR + 2.250%	5.903(c)	08/15/30	1,243	1,240,517
Term B Loan, 1 Month SOFR + 2.250%	5.903(c)	08/15/30	6,792	6,779,705

Pods LLC,
Term Loan, 1 Month SOFR + 3.114%	6.787(c)	03/31/28	2,338	2,317,524

Savage Enterprises LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.168(c)	08/05/32	6,714	6,698,668

				18,969,891

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,371,558,155)				1,302,015,835

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.9%

PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.167(c)	05/25/33	4,202	4,240,385
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.018(c)	03/29/27	7,648	7,711,751
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.768(c)	09/27/28	6,800	6,873,782

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,649,854)				18,825,918

U.S. TREASURY OBLIGATIONS(k) 0.8%
U.S. Treasury Bonds(h)	4.625	11/15/44	9,405	9,494,641
U.S. Treasury Notes	3.500	09/30/26	4,050	4,046,520
U.S. Treasury Notes	4.125	01/31/27	425	427,191
U.S. Treasury Notes	4.250	11/30/26	600	602,836
U.S. Treasury Notes	4.250	12/31/26	2,600	2,614,727

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,294,014)				17,185,915

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUNDS 0.2%
Fixed Income
PGIM Active High Yield Bond ETF	100,000	$3,560,000
PGIM Floating Rate Income ETF	1,597	78,176

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $3,546,536)(wa)		3,638,176

COMMON STOCKS 1.2%

Chemicals 0.0%

Venator Materials PLC*^(x)	10,549	1

Food Products 0.0%

TopCo Units Equity*^	27,892	3

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)*	20,453	3,754,289

Health Care Providers & Services 0.2%

Sound Physicians Holdings LLC (Class A Stock)*^	10,144,042	3,276,525

Sound Physicians Holdings LLC (Class A2 Stock)*^	454,115	454,115

		3,730,640

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)	244,231	45,915

IT Services 0.0%

ConvergeOne Holdings, Inc.*	200,211	53,456

Oil, Gas & Consumable Fuels 0.8%

Expand Energy Corp.	22,789	2,459,389
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	8,021	580,520
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	182,367	13,198,812
Heritage Power LLC, Litigation Trust Interests*^	209,883	104,941

		16,343,662

Software 0.0%

Campfire Topco Ltd. (Jersey)*^	4,988,976	590
Mitel Networks International Ltd. (Canada)*^	125,642	62,821

		63,411

Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	172,298	189,468
Xplore, Inc. (Canada), CVR*^	11,734	1

		189,469

TOTAL COMMON STOCKS (cost $17,287,796)		24,180,846

PREFERRED STOCKS 1.5%

Banks 0.7%

Bank of America Corp., 4.125%, Maturing 03/29/26	153,440	2,675,994
Bank of America Corp., 4.250%, Maturing 11/17/26(a)	243,736	4,328,751
Bank of America Corp., 4.375%, Maturing 03/29/26	87,934	1,617,986
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31	47,530	1,207,262

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 19

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

PREFERRED STOCKS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., 4.200%, Maturing 09/01/26	7,318	$135,968
JPMorgan Chase & Co., 4.625%, Maturing 06/01/26	235,371	4,690,944

		14,656,905

Capital Markets 0.8%

Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	126,346	3,175,707
OFS Capital Corp., 7.500%, Maturing 07/31/28	56,000	1,432,200
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29(a)	36,949	928,159
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32(a)	100,875	2,525,910
Saratoga Investment Corp., 7.500%, Maturing 02/06/31	230,000	5,848,900
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29(a)	97,015	2,428,295

		16,339,171

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	488	530,700

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	17,997	227,980

TOTAL PREFERRED STOCKS (cost $31,307,439)		31,754,756

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	456,793	4

TOTAL LONG-TERM INVESTMENTS (cost $2,139,153,802)		2,084,557,412

	Shares

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)	24,014,589	24,014,589
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $14,043,051; includes $13,998,985 of cash collateral for securities on loan)(b)(wa)	14,053,969	14,044,131

TOTAL SHORT-TERM INVESTMENTS (cost $38,057,640)		38,058,720

TOTAL INVESTMENTS 101.7% (cost $2,177,211,442)		2,122,616,132
Liabilities in excess of other assets(z) (1.7)%		(35,512,579)

NET ASSETS 100.0%		$2,087,103,553

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $118,171,879 and 5.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,688,900; cash collateral of $13,998,985 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$639,450	$45,915	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	4	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	15	15	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	20	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	63,840	227,980	0.0
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	156,000	356,080	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	152,250	338,462	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	01/29/21	1,085,000	989,239	0.1
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23	2,856,000	2,892,062	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/30/25-09/15/25	139,406	121,921	0.0
Venator Materials PLC*^	05/15/23-10/19/23	7,130,913	1	0.0

Total		$12,222,894	$4,971,679	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Beacon Mobility Corp., Delayed Draw Term Loan, 3.250%, Maturity Date 08/06/30 (cost $94,504)	95	$95,329	$825	$—

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $258,233)^	262	259,189	956	—

ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $430,389)^	436	431,982	1,593	—

Denali Intermediate Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 08/26/32 (cost $672,343)^	679	672,262	—	(81)

Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,810,494	10,494	—

Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $4,040,229)	3,909	3,765,549	—	(274,680)

Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, 4.750%, Maturity Date 11/01/31 (cost $667,716)	670	670,674	2,958	—

Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $1,000,000)	1,000	997,500	—	(2,500)

Salas O’Brien, Inc., Delayed Draw Term Loan, —%(p), Maturity Date 01/31/33 (cost $225,169)^	226	224,868	—	(301)

		$8,927,847	$16,826	$(277,562)

Unfunded preferred stock commitment outstanding at February 28, 2026:

Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $8,830,000)^	883	$8,830,000	$—	$—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 21

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	$1,702,313	$19,403

Short Positions:
237	2 Year U.S. Treasury Notes	Jun. 2026	49,597,805	(82,505)
24	5 Year Euro-Bobl	Jun. 2026	3,347,256	(9,591)
1,378	5 Year U.S. Treasury Notes	Jun. 2026	151,773,788	(688,369)
314	10 Year U.S. Treasury Notes	Jun. 2026	35,737,125	(251,433)
61	20 Year U.S. Treasury Bonds	Jun. 2026	7,226,594	(86,955)

				(1,118,853)

				$(1,099,450)

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	MSI	GBP	7,910	$10,693,016	$10,659,471	$—	$(33,545)
Euro,
Expiring 03/03/26	MSI	EUR	6,540	7,772,364	7,728,679	—	(43,685)
Expiring 03/03/26	SSB	EUR	24,935	29,426,304	29,469,406	43,102	—

				$47,891,684	$47,857,556	43,102	(77,230)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	MSI	GBP	7,910	$10,794,575	$10,659,471	$135,104	$—
Expiring 04/02/26	MSI	GBP	7,910	10,693,587	10,660,713	32,874	—
Euro,
Expiring 03/03/26	SCB	EUR	31,475	37,360,300	37,198,085	162,215	—
Expiring 04/02/26	SSB	EUR	24,935	29,468,470	29,520,694	—	(52,224)

				$88,316,932	$88,038,963	330,193	(52,224)

						$373,295	$(129,454)

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):

CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	27,275	3.316%	$1,912,410	$2,113,605	$201,195
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	465,350	0.558%	9,753,420	9,943,894	190,474

					$11,665,830	$12,057,499	$391,669

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	03/20/26	12,000	$(144,907)	$—	$(144,907)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BARC	03/20/26	48,300	(409,806)	—	(409,806)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	03/20/26	86,380	(1,615,925)	—	(1,615,925)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	03/20/26	149,640	(2,799,340)	—	(2,799,340)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	06/22/26	4,795	(37,520)	—	(37,520)

					$(5,007,498)	$—	$(5,007,498)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements:

During the year ended February 28, 2026, the Fund held reverse repurchase agreements during the year with an average value of $135,544,585 and a daily weighted average interest rate of 4.750%. At February 28, 2026, the Fund did not hold any reverse repurchase agreements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$—	$—	$—	$(5,007,498)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$1,278,000	$14,008,920

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 23

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$384,998,650	$—
Other	—	925,006	—
Commercial Mortgage-Backed Securities	—	30,317,869	—
Corporate Bonds	—	268,757,749	1,956,688
Floating Rate and Other Loans	—	1,190,470,982	111,544,853
Residential Mortgage-Backed Securities	—	18,825,918	—
U.S. Treasury Obligations	—	17,185,915	—
Affiliated Exchange-Traded Funds
Fixed Income	3,638,176	—	—
Common Stocks	2,459,389	17,822,460	3,898,997
Preferred Stocks	29,563,876	1,432,200	758,680
Warrants	—	4	—
Short-Term Investments
Affiliated Mutual Funds	38,058,720	—	—

Total	$73,720,161	$1,930,736,753	$118,159,218

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$3,783	$13,043
Unfunded Preferred Stock Commitment	—	—	— **
Futures Contracts	19,403	—	—
OTC Forward Foreign Currency Exchange Contracts	—	373,295	—
Centrally Cleared Credit Default Swap Agreements	—	391,669	—

Total	$19,403	$768,747	$13,043

Liabilities
Unfunded Loan Commitments	$—	$(277,180)	$(382)
Futures Contracts	(1,118,853)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(129,454)	—
OTC Total Return Swap Agreements	—	(5,007,498)	—

Total	$(1,118,853)	$(5,414,132)	$(382)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 02/28/25	$1,229,919	$141,378,149	$4,775,649	$691,400
Realized gain (loss)	—	(3,187,127)	—	—
Change in unrealized appreciation (depreciation)	(6,489)	(7,725,949)	(1,031,193)	67,280
Purchase/Exchange/Issuances	726,769	86,210,776	154,541	—
Sales/Paydowns	—	(86,898,277)	—	—
Accrued discount/premium	6,489	989,437	—	—
Transfer into Level 3*	—	4,106,768	—	—
Transfer out of Level 3*	—	(23,328,924)	—	—

Balance as of 02/28/26	$1,956,688	$111,544,853	$3,898,997	$758,680

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(6,489)	$(9,987,122)	$(1,031,193)	$67,280

	Warrants	Unfunded Corporate Bond Commitments	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment
Balance as of 02/28/25	$16	$—	$1,893	$—
Realized gain (loss)	(16)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	10,768	—
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Balance as of 02/28/26	$—	$—	$12,661	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$12,661	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	1,956,688	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	3,217,228	Market/Comparable Bond	Adjusted Yield	9.70%	Decrease
Floating Rate and Other Loans	23,885,533	Market/Enterprise Value	EBITDA Multiple	10.00x - 12.50x	Increase
Floating Rate and Other Loans	4,749,753	Market/Recovery Value	Recovery Rate	0.00% - 75.00%	Increase
Floating Rate and Other Loans	1,445,993	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Common Stocks	3,730,640	Market/Enterprise Value	EBITDA Multiple	7.30x	Increase
Common Stocks	105,536	Market/Recovery Value	Recovery Rate	0.00% - 0.50%	Increase
Preferred Stocks	227,980	Market/Recovery Value	Recovery Rate	12.67%	Increase
Preferred Stocks	530,700	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	2,549	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Unfunded Preferred Stock Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$39,852,600

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2026, the aggregate value of these securities and/or derivatives was $78,319,279. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Collateralized Loan Obligations	18.5%
Banks	10.5
Commercial Services	6.7
Software	3.7
Chemicals	3.1
Entertainment	2.9

Healthcare-Services	2.8%
Packaging & Containers	2.6
Insurance	2.6
Computers	2.5
Real Estate Investment Trusts (REITs)	2.4
Machinery-Diversified	2.4

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 25

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Industry Classification (continued):

Diversified Financial Services	2.2%
Leisure Time	2.1
Retail	1.9
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.8
Auto Parts & Equipment	1.7
Environmental Control	1.7
Telecommunications	1.6
Media	1.5
Pharmaceuticals	1.5
Engineering & Construction	1.5
Distribution/Wholesale	1.5
Commercial Mortgage-Backed Securities	1.4
Building Materials	1.4
Internet	1.3
Metal Fabricate/Hardware	1.1
Transportation	0.9
Investment Companies	0.9
Residential Mortgage-Backed Securities	0.9
U.S. Treasury Obligations	0.8
Electric	0.8
Oil, Gas & Consumable Fuels	0.8
Capital Markets	0.8
Aerospace & Defense	0.7
Airlines	0.7
Healthcare-Products	0.6
Pipelines	0.6
Holding Companies-Diversified	0.6
Healthcare	0.5
Foods	0.5
Oil & Gas	0.5
Home Furnishings	0.5
Consumer Services	0.5
Miscellaneous Manufacturing	0.4
Cosmetics/Personal Care	0.4

Agriculture	0.3%
Real Estate	0.3
Housewares	0.3
Storage/Warehousing	0.3
Advertising	0.3
Forest Products & Paper	0.3
Lodging	0.3
Beverages	0.3
Home Builders	0.2
Healthcare & Pharmaceuticals	0.2
Semiconductors	0.2
Gas Utilities	0.2
Health Care Providers & Services	0.2
Affiliated Exchange-Traded Funds	0.2
Mining	0.2
Electronics	0.2
Hand/Machine Tools	0.1
Toys/Games/Hobbies	0.1
Energy-Alternate Sources	0.1
Oil & Gas Services	0.1
Other	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Wireless Telecommunication Services	0.0	*
IT Services	0.0	*
Interactive Media & Services	0.0	*
Food Products	0.0	*

	101.7
Liabilities in excess of other assets	(1.7)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$391,669	*	—	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	373,295		Unrealized depreciation on OTC forward foreign currency exchange contracts	129,454

Interest rate contracts	Due from/to broker-variation margin futures	19,403	*	Due from/to broker-variation margin futures	1,118,853	*

Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	5,007,498

		$784,367			$6,255,805

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$7,797,896
Foreign exchange contracts	—	(5,287,682)	—
Interest rate contracts	(4,766,427)	—	3,052,342

Total	$(4,766,427)	$(5,287,682)	$10,850,238

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(1,814,628)
Foreign exchange contracts	—	(77,438)	—
Interest rate contracts	1,187,652	—	(4,933,559)

Total	$1,187,652	$(77,438)	$(6,748,187)

For the year ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 1,330,438
Futures Contracts - Short Positions (1)	266,499,785
Forward Foreign Currency Exchange Contracts - Purchased (2)	51,762,911
Forward Foreign Currency Exchange Contracts - Sold (2)	100,490,197
Credit Default Swap Agreements - Sell Protection (1)	516,462,900
Total Return Swap Agreements (1)	225,784,000

*

Average volume is based on average quarter end balances for the year ended February 28, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$13,688,900	$(13,688,900)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$—	$(409,806)	$(409,806)	$270,000	$(139,806)
BNP	—	(1,653,445)	(1,653,445)	1,653,445	—

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 27

PGIM Floating Rate Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSI	$167,978	$(3,021,477)	$(2,853,499)	$2,853,499	$—
SCB	162,215	—	162,215	(162,215)	—
SSB	43,102	(52,224)	(9,122)	—	(9,122)

	$373,295	$(5,136,952)	$(4,763,657)	$4,614,729	$(148,928)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities

as of February 28, 2026

Assets

Investments at value, including securities on loan of $13,688,900:
Unaffiliated investments (cost $2,135,607,266)	$2,080,919,236
Affiliated investments (cost $41,604,176)	41,696,896
Cash	489,782
Foreign currency, at value (cost $432,811)	432,354
Cash segregated for counterparty - OTC	1,853,000
Receivable for investments sold	76,131,174
Dividends and interest receivable	12,939,539
Receivable for Fund shares sold	1,405,488
Deposit with broker for centrally cleared/exchange-traded derivatives	1,278,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	373,295
Unrealized appreciation on unfunded loan commitments	16,826
Prepaid expenses and other assets	30,975

Total Assets	2,217,566,565

Liabilities
Payable for investments purchased	91,436,726
Payable for Fund shares purchased	15,801,828
Payable to broker for collateral for securities on loan	13,998,985
Unrealized depreciation on OTC swap agreements	5,007,498
Management fee payable	957,083
Dividends and Distributions payable	840,241
Accrued expenses and other liabilities	710,609
Due to broker—variation margin futures	674,152
Due to broker—variation margin swaps	547,192
Unrealized depreciation on unfunded loan commitments	277,562
Unrealized depreciation on OTC forward foreign currency exchange contracts	129,454
Distribution fee payable	72,141
Directors’ fees payable	5,506
Affiliated transfer agent fee payable	4,035

Total Liabilities	130,463,012

Net Assets	$2,087,103,553

Net assets were comprised of:
Common stock, at par	$2,363
Paid-in capital in excess of par	2,567,472,479
Total distributable earnings (loss)	(480,371,289)

Net assets, February 28, 2026	$2,087,103,553

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 29

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2026

Class A

Net asset value and redemption price per share, ($205,799,601 ÷ 23,318,826 shares of common stock issued and outstanding)	$8.83
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$9.03

Class C

Net asset value, offering price and redemption price per share, ($40,414,864 ÷ 4,577,156 shares of common stock issued and outstanding)	$8.83

Class Z

Net asset value, offering price and redemption price per share, ($1,635,822,332 ÷ 185,152,833 shares of common stock issued and outstanding)	$8.83

Class R6

Net asset value, offering price and redemption price per share, ($205,066,756 ÷ 23,208,294 shares of common stock issued and outstanding)	$8.84

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Operations

Year Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income (net of $1,429 foreign withholding tax)	$183,502,030
Affiliated dividend income	2,608,101
Unaffiliated dividend income	937,312
Income from securities lending, net (including affiliated income of $72,349)	73,033

Total income	187,120,476

Expenses
Management fee	15,180,193
Distribution fee(a)	994,775
Transfer agent’s fees and expenses (including affiliated expense of $24,287)(a)	2,553,222
Interest expense	1,442,934
Custodian and accounting fees	557,381
Registration fees(a)	138,903
Shareholders’ reports	92,032
Audit fee	73,444
Professional fees	57,224
Directors’ fees	34,740
Miscellaneous	300,711

Total expenses	21,425,559
Less: Fee waiver and/or expense reimbursement(a)	(2,633,076)

Net expenses	18,792,483

Net investment income (loss)	168,327,993

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $55,492)	(51,674,373)
Futures transactions	(4,766,427)
Forward currency contract transactions	(5,287,682)
Swap agreement transactions	10,850,238
Foreign currency transactions	2,063,457

(48,814,787)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(21,219))	(18,974,120)
Futures	1,187,652
Forward currency contracts	(77,438)
Swap agreements	(6,748,187)
Foreign currencies	397,116
Unfunded loan commitments	(297,605)

(24,512,582)

Net gain (loss) on investment and foreign currency transactions	(73,327,369)

Net Increase (Decrease) In Net Assets Resulting From Operations	$95,000,624

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	542,170	452,605	—	—
Transfer agent’s fees and expenses	212,267	42,062	2,291,531	7,362
Registration fees	15,558	16,380	85,328	21,637
Fee waiver and/or expense reimbursement	(211,890)	(55,158)	(2,243,044)	(122,984)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 31

PGIM Floating Rate Income Fund

Statements of Changes in Net Assets

	Year Ended February 28,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$168,327,993	$172,271,139
Net realized gain (loss) on investment and foreign currency transactions	(48,814,787)	(69,362,209)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,512,582)	69,109,376

Net increase (decrease) in net assets resulting from operations	95,000,624	172,018,306

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,628,397)	(16,258,343)
Class C	(2,913,301)	(3,659,712)
Class Z	(138,117,218)	(136,959,178)
Class R6	(16,417,696)	(20,507,770)

	(173,076,612)	(177,385,003)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	879,462,828	1,136,990,540
Net asset value of shares issued in reinvestment of dividends and distributions	160,771,726	165,097,944
Cost of shares purchased	(1,343,947,814)	(882,481,439)

Net increase (decrease) in net assets from Fund share transactions	(303,713,260)	419,607,045

Total increase (decrease)	(381,789,248)	414,240,348

Net Assets:

Beginning of year	2,468,892,801	2,054,652,453

End of year	$2,087,103,553	$2,468,892,801

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights

Class A Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.11		$9.13		$8.98		$9.51		$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.63		0.72		0.78		0.54		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.26)		-	(b)(c)	0.16		(0.45)		(0.13)
Total from investment operations	0.37		0.72		0.94		0.09		0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(0.74)		(0.78)		(0.62)		(0.33)
Tax return of capital distributions	-		-		(0.01)		-		-
Total dividends and distributions	(0.65)		(0.74)		(0.79)		(0.62)		(0.33)
Net asset value, end of year	$8.83		$9.11		$9.13		$8.98		$9.51
Total Return(d):	4.15%		8.25%		11.03%		1.22%		1.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$205,800		$222,259		$189,497		$177,406		$221,472
Average net assets (000)	$216,868		$199,488		$182,716		$203,544		$132,395
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.01	%(f)(g)	1.10	%(f)	1.00	%(g)	1.00	%(g)	0.95%
Expenses before waivers and/or expense reimbursement	1.11%		1.20%		1.09%		1.11	%(g)	1.07%
Net investment income (loss)	6.99%		7.91%		8.67%		6.01%		3.29%
Portfolio turnover rate(h)	53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.05% and 0.05%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2026, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund  33

PGIM Floating Rate Income Fund

Financial Highlights (continued)

Class C Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.12		$9.14		$8.98		$9.52		$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.56		0.66		0.71		0.48		0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		-	(b)(c)	0.18		(0.47)		(0.14)
Total from investment operations	0.29		0.66		0.89		0.01		0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.58)		(0.68)		(0.72)		(0.55)		(0.25)
Tax return of capital distributions	-		-		(0.01)		-		-
Total dividends and distributions	(0.58)		(0.68)		(0.73)		(0.55)		(0.25)
Net asset value, end of year	$8.83		$9.12		$9.14		$8.98		$9.52
Total Return(d):	3.26%		7.45%		10.33%		0.36%		1.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$40,415		$47,742		$51,783		$61,349		$69,648
Average net assets (000)	$45,260		$49,168		$54,544		$70,642		$45,432
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.77	%(f)(g)	1.84	%(f)	1.75	%(g)	1.76	%(g)	1.70%
Expenses before waivers and/or expense reimbursement	1.89%		1.96%		1.87%		1.90	%(g)	1.84%
Net investment income (loss)	6.25%		7.19%		7.92%		5.32%		2.54%
Portfolio turnover rate(h)	53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.05% and 0.06%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2026, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.12		$9.14		$8.99		$9.52		$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.65		0.74		0.80		0.55		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.01	(b)	0.17		(0.43)		(0.14)
Total from investment operations	0.38		0.75		0.97		0.12		0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.67)		(0.77)		(0.81)		(0.65)		(0.35)
Tax return of capital distributions	-		-		(0.01)		-		-
Total dividends and distributions	(0.67)		(0.77)		(0.82)		(0.65)		(0.35)
Net asset value, end of year	$8.83		$9.12		$9.14		$8.99		$9.52
Total Return(c):	4.30%		8.52%		11.30%		1.48%		2.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,635,822		$1,959,762		$1,542,156		$2,077,632		$3,794,840
Average net assets (000)	$1,854,319		$1,633,056		$1,605,227		$3,121,921		$1,828,765
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.77	%(e)(f)	0.85	%(e)	0.76	%(f)	0.75	%(f)	0.70%
Expenses before waivers and/or expense reimbursement	0.89%		0.97%		0.87%		0.88	%(f)	0.81%
Net investment income (loss)	7.25%		8.15%		8.91%		6.06%		3.55%
Portfolio turnover rate(g)	53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.06% and 0.05%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2026, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund  35

PGIM Floating Rate Income Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.13		$9.14		$8.99		$9.53		$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.66		0.75		0.80		0.58		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.01	(b)	0.17		(0.47)		(0.13)
Total from investment operations	0.39		0.76		0.97		0.11		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.68)		(0.77)		(0.81)		(0.65)		(0.35)
Tax return of capital distributions	-		-		(0.01)		-		-
Total dividends and distributions	(0.68)		(0.77)		(0.82)		(0.65)		(0.35)
Net asset value, end of year	$8.84		$9.13		$9.14		$8.99		$9.53
Total Return(c):	4.35%		8.69%		11.36%		1.42%		2.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$205,067		$239,130		$271,216		$350,700		$396,487
Average net assets (000)	$218,967		$241,476		$286,529		$428,601		$180,674
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)(f)	0.79	%(e)	0.71	%(f)	0.70	%(f)	0.65%
Expenses before waivers and/or expense reimbursement	0.78%		0.85%		0.77%		0.76	%(f)	0.72%
Net investment income (loss)	7.30%		8.24%		8.97%		6.38%		3.62%
Portfolio turnover rate(g)	53%		86%		68%		43%		43%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on reverse repurchase agreements of 0.06% and 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28, 2026 and 2025, respectively.

(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.06% and 0.05%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2026, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.6%

ASSET-BACKED SECURITIES 3.3%

Collateralized Loan Obligations
Birch Grove CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.029%(c)	01/22/38	2,050	$2,053,259
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.882(c)	03/15/38	1,500	1,500,611
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	10/18/37	1,750	1,753,246
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	04/24/38	2,000	1,998,936

TOTAL ASSET-BACKED SECURITIES (cost $7,308,748)				7,306,052

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.9%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	2,603	2,505,984
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,163	4,976,224
Series 2021-M01G, Class A2	1.468(cc)	11/25/30	2,500	2,251,935
Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	7,552,025
Series 2022-M13, Class A2	2.586(cc)	06/25/32	5,000	4,635,910
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	5,000	4,991,243
Series K151, Class A3	3.511	04/25/30	900	890,912
Series K152, Class A2	3.080	01/25/31	375	363,358
Series K512, Class A2	5.000	11/25/28	4,608	4,750,510

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,609,302)				32,918,101

U.S. GOVERNMENT AGENCY OBLIGATIONS 55.9%
Fannie Mae Principal Strips, MTN	4.359(s)	05/15/30	115	98,782
Federal Farm Credit Bank	1.680	09/17/35	160	126,562
Federal Farm Credit Bank	1.730	09/22/31	600	534,737
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,133,147
Federal Farm Credit Bank	1.900	10/21/30	196	181,394
Federal Farm Credit Bank	2.040	03/19/40	1,330	953,772
Federal Farm Credit Bank	2.150	12/01/31	3,430	3,123,134
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,409,967
Federal Farm Credit Bank	2.350	03/10/36	365	303,910
Federal Farm Credit Bank	2.400	03/24/36	222	186,239
Federal Farm Credit Bank	2.460	02/05/35	925	796,822
Federal Farm Credit Bank	2.490	05/19/36	300	256,045
Federal Farm Credit Bank	2.500	04/14/36	455	389,515
Federal Home Loan Bank	1.250(cc)	02/10/31	485	435,186
Federal Home Loan Bank	1.250(cc)	03/17/31	100	96,519
Federal Home Loan Bank	1.350	02/18/31	60	53,448
Federal Home Loan Bank	1.750	06/20/31	980	883,086
Federal Home Loan Bank	1.790	12/21/35	1,065	844,469
Federal Home Loan Bank	1.870	02/08/36	345	274,313
Federal Home Loan Bank	2.000(cc)	05/27/31	140	134,114
Federal Home Loan Bank	2.050	05/12/31	160	146,688
Federal Home Loan Bank	2.090	02/22/36	325	264,937
Federal Home Loan Bank	4.250	09/10/32	370	379,011
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	251,028
MTN	1.300	08/12/30	62	55,812
MTN	1.460	08/17/35	280	217,804
MTN	1.899(s)	11/15/38	1,680	957,729

See Notes to Financial Statements.

PGIM Government Income Fund 37

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	1.500%	01/01/36	134	$122,862
Federal Home Loan Mortgage Corp.	1.500	02/01/36	54	49,740
Federal Home Loan Mortgage Corp.	1.500	11/01/50	710	565,469
Federal Home Loan Mortgage Corp.	2.000	01/01/32	98	94,284
Federal Home Loan Mortgage Corp.	2.500	05/01/28	131	129,141
Federal Home Loan Mortgage Corp.	2.500	05/01/28	161	158,765
Federal Home Loan Mortgage Corp.	2.500	03/01/30	145	142,255
Federal Home Loan Mortgage Corp.	2.500	10/01/32	161	155,741
Federal Home Loan Mortgage Corp.	2.500	11/01/46	808	720,750
Federal Home Loan Mortgage Corp.	3.000	10/01/28	18	17,489
Federal Home Loan Mortgage Corp.	3.000	06/01/29	68	67,265
Federal Home Loan Mortgage Corp.	3.000	12/01/30	136	134,614
Federal Home Loan Mortgage Corp.	3.000	01/01/37	314	301,834
Federal Home Loan Mortgage Corp.	3.000	04/01/43	557	525,525
Federal Home Loan Mortgage Corp.	3.000	07/01/43	589	554,851
Federal Home Loan Mortgage Corp.	3.000	10/01/46	237	220,186
Federal Home Loan Mortgage Corp.	3.000	11/01/46	214	198,265
Federal Home Loan Mortgage Corp.	3.000	12/01/46	201	186,541
Federal Home Loan Mortgage Corp.	3.000	01/01/47	691	638,943
Federal Home Loan Mortgage Corp.	3.000	03/01/47	159	147,549
Federal Home Loan Mortgage Corp.	3.500	11/01/37	138	135,338
Federal Home Loan Mortgage Corp.	3.500	06/01/42	387	376,470
Federal Home Loan Mortgage Corp.	3.500	06/01/43	289	279,783
Federal Home Loan Mortgage Corp.	3.500	07/01/43	834	806,048
Federal Home Loan Mortgage Corp.	3.500	07/01/47	945	907,371
Federal Home Loan Mortgage Corp.	3.500	08/01/47	712	683,344
Federal Home Loan Mortgage Corp.	3.500	10/01/47	66	63,225
Federal Home Loan Mortgage Corp.	4.000	06/01/26	1	1,111
Federal Home Loan Mortgage Corp.	4.000	09/01/26	1	1,347
Federal Home Loan Mortgage Corp.	4.000	11/01/39	285	285,621
Federal Home Loan Mortgage Corp.	4.000	09/01/40	176	176,362
Federal Home Loan Mortgage Corp.	4.000	12/01/40	111	110,570
Federal Home Loan Mortgage Corp.	4.000	12/01/40	138	137,985
Federal Home Loan Mortgage Corp.	4.000	04/01/42	237	235,725
Federal Home Loan Mortgage Corp.	4.000	04/01/42	309	307,809
Federal Home Loan Mortgage Corp.	4.000	05/01/46	337	333,612
Federal Home Loan Mortgage Corp.	4.000	08/01/46	111	109,917
Federal Home Loan Mortgage Corp.	4.000	12/01/46	89	87,749
Federal Home Loan Mortgage Corp.	4.000	07/01/47	182	179,089
Federal Home Loan Mortgage Corp.	4.000	08/01/47	65	64,588
Federal Home Loan Mortgage Corp.	4.000	08/01/47	191	188,359
Federal Home Loan Mortgage Corp.	4.500	09/01/39	373	378,645
Federal Home Loan Mortgage Corp.	4.500	07/01/47	67	66,956
Federal Home Loan Mortgage Corp.	4.500	07/01/47	76	76,196
Federal Home Loan Mortgage Corp.	4.500	08/01/47	220	222,032
Federal Home Loan Mortgage Corp.	5.000	06/01/33	209	210,663
Federal Home Loan Mortgage Corp.	5.000	03/01/34	8	7,998
Federal Home Loan Mortgage Corp.	5.000	05/01/34	20	20,899
Federal Home Loan Mortgage Corp.	5.000	05/01/34	109	110,443
Federal Home Loan Mortgage Corp.	5.000	02/01/48	84	85,909
Federal Home Loan Mortgage Corp.	5.000	01/01/53	787	794,117
Federal Home Loan Mortgage Corp.	5.500	05/01/37	32	33,498
Federal Home Loan Mortgage Corp.	5.500	01/01/38	26	27,308
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,678	1,714,400
Federal Home Loan Mortgage Corp.	5.500	01/01/54	392	399,144
Federal Home Loan Mortgage Corp.	5.500	02/01/55	3,153	3,205,380
Federal Home Loan Mortgage Corp.	6.000	12/01/33	10	10,156
Federal Home Loan Mortgage Corp.	6.000	09/01/34	56	57,844
Federal Home Loan Mortgage Corp.	6.500	09/01/32	16	16,938
Federal Home Loan Mortgage Corp.	6.500	09/01/32	16	17,014
Federal Home Loan Mortgage Corp.	7.000	09/01/32	17	17,520

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.301%(s)	11/15/30	1,355	$1,134,098
Federal National Mortgage Assoc.	1.500	02/01/36	155	141,545
Federal National Mortgage Assoc.	1.500	04/01/36	60	54,694
Federal National Mortgage Assoc.	1.500	11/01/50	2,418	1,923,910
Federal National Mortgage Assoc.	1.780	11/16/35	100	79,881
Federal National Mortgage Assoc.	2.000	08/01/31	125	120,146
Federal National Mortgage Assoc.	2.000	05/01/36	964	899,032
Federal National Mortgage Assoc.	2.000	06/01/40	487	437,083
Federal National Mortgage Assoc.	2.000	02/01/41	3,364	3,013,464
Federal National Mortgage Assoc.(k)	2.000	10/01/50	9,567	8,006,043
Federal National Mortgage Assoc.	2.500	06/01/28	40	39,026
Federal National Mortgage Assoc.	2.500	08/01/28	75	73,655
Federal National Mortgage Assoc.	2.500	08/01/29	18	17,551
Federal National Mortgage Assoc.	2.500	05/01/41	642	590,138
Federal National Mortgage Assoc.	2.500	06/01/41	991	910,227
Federal National Mortgage Assoc.	2.500	02/01/43	109	99,639
Federal National Mortgage Assoc.	2.500	12/01/46	528	471,107
Federal National Mortgage Assoc.	2.500	01/01/50	1,154	1,012,083
Federal National Mortgage Assoc.	2.500	03/01/50	171	150,881
Federal National Mortgage Assoc.	2.500	08/01/50	3,241	2,837,480
Federal National Mortgage Assoc.	2.500	10/01/50	3,257	2,850,905
Federal National Mortgage Assoc.	2.500	05/01/52	736	649,123
Federal National Mortgage Assoc.	3.000	TBA	2,000	1,808,376
Federal National Mortgage Assoc.	3.000	01/01/27	20	20,313
Federal National Mortgage Assoc.	3.000	08/01/28	120	118,923
Federal National Mortgage Assoc.	3.000	02/01/31	125	123,094
Federal National Mortgage Assoc.	3.000	11/01/36	110	106,208
Federal National Mortgage Assoc.	3.000	12/01/42	610	574,035
Federal National Mortgage Assoc.	3.000	02/01/43	276	259,701
Federal National Mortgage Assoc.	3.000	03/01/43	236	221,529
Federal National Mortgage Assoc.	3.000	04/01/43	260	244,557
Federal National Mortgage Assoc.	3.000	06/01/43	116	109,358
Federal National Mortgage Assoc.	3.000	06/01/43	229	215,657
Federal National Mortgage Assoc.	3.000	07/01/43	776	730,170
Federal National Mortgage Assoc.	3.000	09/01/46	629	583,265
Federal National Mortgage Assoc.	3.000	11/01/46	749	694,114
Federal National Mortgage Assoc.	3.000	11/01/46	801	741,565
Federal National Mortgage Assoc.	3.000	01/01/47	90	84,202
Federal National Mortgage Assoc.	3.000	04/01/47	1,633	1,510,916
Federal National Mortgage Assoc.	3.000	12/01/49	489	447,989
Federal National Mortgage Assoc.	3.000	01/01/50	35	32,160
Federal National Mortgage Assoc.	3.000	06/01/50	204	186,586
Federal National Mortgage Assoc.	3.000	04/01/52	750	689,097
Federal National Mortgage Assoc.	3.500	12/01/30	16	16,345
Federal National Mortgage Assoc.	3.500	11/01/32	552	548,608
Federal National Mortgage Assoc.	3.500	02/01/33	30	30,167
Federal National Mortgage Assoc.	3.500	05/01/33	50	49,666
Federal National Mortgage Assoc.	3.500	10/01/41	542	527,650
Federal National Mortgage Assoc.	3.500	12/01/41	162	157,858
Federal National Mortgage Assoc.	3.500	03/01/42	191	185,313
Federal National Mortgage Assoc.	3.500	05/01/42	707	682,008
Federal National Mortgage Assoc.	3.500	07/01/42	253	245,230
Federal National Mortgage Assoc.	3.500	12/01/42	573	554,829
Federal National Mortgage Assoc.	3.500	03/01/43	209	201,846
Federal National Mortgage Assoc.	3.500	06/01/45	1,256	1,212,041
Federal National Mortgage Assoc.	3.500	01/01/46	328	316,400
Federal National Mortgage Assoc.	3.500	12/01/46	647	620,909
Federal National Mortgage Assoc.	3.500	04/01/48	1,003	956,736
Federal National Mortgage Assoc.	3.500	05/01/52	1,341	1,265,109
Federal National Mortgage Assoc.	4.000	09/01/40	298	298,243
Federal National Mortgage Assoc.	4.000	01/01/41	372	371,691

See Notes to Financial Statements.

PGIM Government Income Fund 39

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	09/01/44	247		$245,232
Federal National Mortgage Assoc.	4.000	06/01/47	872		859,622
Federal National Mortgage Assoc.	4.000	06/01/47	960		947,400
Federal National Mortgage Assoc.	4.000	08/01/47	196		193,261
Federal National Mortgage Assoc.	4.000	09/01/47	1,157		1,143,859
Federal National Mortgage Assoc.	4.000	10/01/47	575		567,362
Federal National Mortgage Assoc.	4.000	11/01/47	659		650,185
Federal National Mortgage Assoc.	4.000	01/01/49	806		793,134
Federal National Mortgage Assoc.	4.336(s)	03/17/31	290		238,529
Federal National Mortgage Assoc.	4.500	TBA	1,000		988,850
Federal National Mortgage Assoc.	4.500	04/01/41	238		240,905
Federal National Mortgage Assoc.	4.500	05/01/41	224		226,682
Federal National Mortgage Assoc.	4.500	01/01/45	81		82,287
Federal National Mortgage Assoc.	4.500	12/01/47	571		572,289
Federal National Mortgage Assoc.	4.500	06/01/48	117		117,735
Federal National Mortgage Assoc.	4.500	10/01/48	443		444,883
Federal National Mortgage Assoc.	4.500	06/01/52	828		822,925
Federal National Mortgage Assoc.	5.000	12/01/31	37		36,757
Federal National Mortgage Assoc.	5.000	03/01/34	92		93,360
Federal National Mortgage Assoc.	5.000	07/01/35	41		41,748
Federal National Mortgage Assoc.	5.000	09/01/35	33		34,359
Federal National Mortgage Assoc.	5.000	11/01/35	29		29,710
Federal National Mortgage Assoc.	5.000	05/01/36	15		15,337
Federal National Mortgage Assoc.	5.000	07/01/52	2,392		2,414,951
Federal National Mortgage Assoc.	5.500	02/01/34	95		97,242
Federal National Mortgage Assoc.	5.500	09/01/34	180		182,957
Federal National Mortgage Assoc.	5.500	02/01/35	130		135,330
Federal National Mortgage Assoc.	5.500	06/01/35	40		41,068
Federal National Mortgage Assoc.	5.500	06/01/35	63		64,248
Federal National Mortgage Assoc.	5.500	09/01/35	119		120,437
Federal National Mortgage Assoc.	5.500	10/01/35	99		102,283
Federal National Mortgage Assoc.	5.500	11/01/35	51		52,394
Federal National Mortgage Assoc.	5.500	11/01/35	78		80,640
Federal National Mortgage Assoc.	5.500	11/01/36	3		2,804
Federal National Mortgage Assoc.	5.500	10/01/52	340		347,328
Federal National Mortgage Assoc.	5.500	02/01/54	1,000		1,017,939
Federal National Mortgage Assoc.	5.500	10/01/54	2,565		2,608,428
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	299
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	53
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	35
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	34
Federal National Mortgage Assoc.	6.000	09/01/34	4		4,404
Federal National Mortgage Assoc.	6.000	09/01/34	7		7,465
Federal National Mortgage Assoc.	6.000	11/01/34	3		2,687
Federal National Mortgage Assoc.	6.000	11/01/34	14		14,270
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	17
Federal National Mortgage Assoc.	6.000	03/01/35	2		2,353
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	219
Federal National Mortgage Assoc.	6.000	12/01/35	46		47,456
Federal National Mortgage Assoc.	6.000	01/01/36	116		121,184
Federal National Mortgage Assoc.	6.000	05/01/36	33		33,881
Federal National Mortgage Assoc.	6.000	05/01/36	190		199,617
Federal National Mortgage Assoc.	6.000	09/01/53	1,716		1,769,685
Federal National Mortgage Assoc.	6.500	07/01/32	100		103,407
Federal National Mortgage Assoc.	6.500	08/01/32	50		52,166
Federal National Mortgage Assoc.	6.500	09/01/32	12		12,471
Federal National Mortgage Assoc.	6.500	10/01/32	28		28,752
Federal National Mortgage Assoc.	6.500	10/01/32	112		115,933
Federal National Mortgage Assoc.	6.500	10/01/37	97		102,491
Federal National Mortgage Assoc.	7.000	12/01/31	46		47,708
Federal National Mortgage Assoc.	7.000	09/01/33	44		45,643

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	7.000%	11/01/33	45	$47,561
Federal National Mortgage Assoc.	7.000	12/01/53	674	707,904
Freddie Mac Coupon Strips	5.245(s)	03/15/31	500	413,500
Freddie Mac Strips	5.389(s)	07/15/32	420	326,904
Government National Mortgage Assoc.	2.000	10/20/51	271	229,997
Government National Mortgage Assoc.	2.500	12/20/46	131	117,587
Government National Mortgage Assoc.	3.000	03/15/45	428	395,148
Government National Mortgage Assoc.	3.000	07/20/45	969	902,877
Government National Mortgage Assoc.	3.000	07/20/46	469	436,798
Government National Mortgage Assoc.	3.000	08/20/46	883	821,622
Government National Mortgage Assoc.	3.000	10/20/46	71	65,981
Government National Mortgage Assoc.	3.500	04/20/42	99	95,604
Government National Mortgage Assoc.	3.500	01/20/43	620	601,336
Government National Mortgage Assoc.	3.500	04/20/43	276	267,993
Government National Mortgage Assoc.	3.500	03/20/45	367	353,007
Government National Mortgage Assoc.	3.500	04/20/45	196	189,048
Government National Mortgage Assoc.	3.500	07/20/46	711	679,994
Government National Mortgage Assoc.	3.500	03/20/47	68	65,405
Government National Mortgage Assoc.	3.500	07/20/47	409	393,199
Government National Mortgage Assoc.	3.500	02/20/48	890	852,803
Government National Mortgage Assoc.	3.500	11/20/48	231	221,102
Government National Mortgage Assoc.	3.500	01/20/49	204	196,149
Government National Mortgage Assoc.	3.500	05/20/49	324	309,845
Government National Mortgage Assoc.	4.000	02/20/41	128	126,928
Government National Mortgage Assoc.	4.000	06/20/44	258	254,632
Government National Mortgage Assoc.	4.000	08/20/44	80	78,634
Government National Mortgage Assoc.	4.000	11/20/45	153	150,131
Government National Mortgage Assoc.	4.000	11/20/46	140	137,589
Government National Mortgage Assoc.	4.000	02/20/47	123	120,964
Government National Mortgage Assoc.	4.000	10/20/47	130	127,833
Government National Mortgage Assoc.	4.000	12/20/47	93	91,566
Government National Mortgage Assoc.	4.000	07/20/48	273	267,294
Government National Mortgage Assoc.	4.000	02/20/49	322	314,662
Government National Mortgage Assoc.	4.000	03/20/49	526	512,988
Government National Mortgage Assoc.	4.000	06/20/52	807	783,348
Government National Mortgage Assoc.	4.500	02/20/40	79	79,901
Government National Mortgage Assoc.	4.500	01/20/41	49	49,453
Government National Mortgage Assoc.	4.500	02/20/41	233	235,970
Government National Mortgage Assoc.	4.500	03/20/41	116	118,110
Government National Mortgage Assoc.	4.500	06/20/44	174	175,764
Government National Mortgage Assoc.	4.500	02/20/46	15	14,985
Government National Mortgage Assoc.	4.500	03/20/46	73	74,310
Government National Mortgage Assoc.	4.500	03/20/47	343	346,549
Government National Mortgage Assoc.	4.500	08/20/47	60	60,373
Government National Mortgage Assoc.	4.500	01/20/48	46	46,214
Government National Mortgage Assoc.	4.500	02/20/48	276	278,635
Government National Mortgage Assoc.	4.500	05/20/52	1,554	1,548,291
Government National Mortgage Assoc.	4.500	08/20/52	1,018	1,013,749
Government National Mortgage Assoc.	4.500	10/20/52	180	179,021
Government National Mortgage Assoc.	5.000	07/15/33	130	132,568
Government National Mortgage Assoc.	5.000	09/15/33	174	175,522
Government National Mortgage Assoc.	5.000	04/15/34	11	11,204
Government National Mortgage Assoc.	5.000	11/20/54	1,542	1,549,340
Government National Mortgage Assoc.	5.500	02/15/34	95	95,392
Government National Mortgage Assoc.	5.500	02/15/36	61	63,178
Government National Mortgage Assoc.	5.500	05/20/53	1,730	1,769,025
Government National Mortgage Assoc.	5.500	08/20/54	769	779,599
Government National Mortgage Assoc.	6.000	08/20/54	903	922,551
Government National Mortgage Assoc.	7.000	04/20/55	259	267,682
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	370	406,529
Resolution Funding Corp. Interest Strips, Bonds	2.980(s)	01/15/30	520	450,420

See Notes to Financial Statements.

PGIM Government Income Fund 41

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Resolution Funding Corp. Interest Strips, Bonds	3.617%(s)	04/15/30	1,025	$877,867
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	667	600,798
Resolution Funding Corp. Principal Strips, Bonds	4.767(s)	01/15/30	4,150	3,607,439
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	640	570,090
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	193,423

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $128,848,602)				123,537,472

U.S. TREASURY OBLIGATIONS 23.8%
U.S. Treasury Bonds	1.875	02/15/51	7,270	4,241,591
U.S. Treasury Bonds	2.000	08/15/51	1,635	977,934
U.S. Treasury Bonds	3.000	08/15/52	1,070	796,816
U.S. Treasury Notes	1.875	02/15/32	1,485	1,345,549
U.S. Treasury Notes	3.375	11/30/27	450	449,736
U.S. Treasury Notes	3.375	12/31/27	230	229,892
U.S. Treasury Notes	3.625	08/15/28	3,895	3,917,518
U.S. Treasury Notes	3.625	09/30/30	5,175	5,202,088
U.S. Treasury Notes	3.750	10/31/32	1,020	1,023,028
U.S. Treasury Notes	3.750	11/30/32	3,500	3,509,297
U.S. Treasury Notes	3.750	02/28/33	225	225,395
U.S. Treasury Notes	3.875	12/31/32	1,105	1,115,877
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	529,931
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	961,543
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	2,056,309
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,364,250
U.S. Treasury Strips Coupon	4.160(s)	02/15/41	2,620	1,319,885
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	4,277,462
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	300	87,413
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	4,294,595
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	19,977
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	128,462
U.S. Treasury Strips Coupon	4.701(s)	11/15/42	3,655	1,666,065
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	251,907
U.S. Treasury Strips Coupon	4.791(s)	05/15/43	2,680	1,186,632
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	53,992
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	75,803
U.S. Treasury Strips Coupon	5.050(s)	05/15/44	16,115	6,747,502
U.S. Treasury Strips Coupon	5.103(s)	02/15/44	1,730	733,590
U.S. Treasury Strips Coupon(k)	5.458(s)	05/15/40	3,315	1,746,065

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,836,196)				52,536,104

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.7%
Fixed Income
PGIM AAA CLO ETF
(cost $1,537,478)(wa)			30,000	1,544,100

TOTAL LONG-TERM INVESTMENTS (cost $226,140,326)				217,841,829

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 4.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $10,095,913)(wa)	10,095,913	$10,095,913

TOTAL INVESTMENTS 103.2% (cost $236,236,239)		227,937,742
Liabilities in excess of other assets(z) (3.2)%		(7,096,514)

NET ASSETS 100.0%		$220,841,228

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (r) Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date. (wa) Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $1,791,719)	3.000%	TBA	04/13/26	$(2,000)	$(1,807,673)

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
100	2 Year U.S. Treasury Notes	Jun. 2026	$20,927,344	$33,026
49	5 Year U.S. Treasury Notes	Jun. 2026	5,396,891	21,080
32	10 Year U.S. Treasury Notes	Jun. 2026	3,642,000	15,706
48	10 Year U.S. Ultra Treasury Notes	Jun. 2026	5,603,250	31,043

				100,855

Short Positions:
230	20 Year U.S. Treasury Bonds	Jun. 2026	27,247,813	(322,544)
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	1,702,313	(16,318)
15	30 Year UMBS TBA – 3.5% Coupon	Apr. 2026	1,402,617	(253)

				(339,115)

				$(238,260)

Credit default swap agreements outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of France	12/20/30	0.250%(Q)	195	$(1,296)	$(560)	$(736)	BARC

See Notes to Financial Statements.

PGIM Government Income Fund 43

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Credit default swap agreements outstanding at February 28, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues – Sell Protection(2):

Republic of France	12/20/30	0.250	%(Q)	195	0.231%	$257	$(1,154)	$1,411	BARC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
1,465	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	$—	$(1,868)	$(1,868)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(1,714)	$1,411	$(736)

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$218,229
JPS	—	1,189,326

Total	$—	$1,407,555

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$7,306,052	$—
Commercial Mortgage-Backed Securities	—	32,918,101	—
U.S. Government Agency Obligations	—	123,537,472	—
U.S. Treasury Obligations.	—	52,536,104	—
Affiliated Exchange-Traded Fund
Fixed Income	1,544,100	—	—
Short-Term Investment
Affiliated Mutual Fund	10,095,913	—	—

Total	$11,640,013	$216,297,729	$—

Other Financial Instruments*
Assets
Futures Contracts	$100,855	$—	$—
OTC Credit Default Swap Agreement	—	257	—

Total	$100,855	$257	$—

Liabilities
Forward Commitment Contract	$—	$(1,807,673)	$—
Futures Contracts	(339,115)	—	—
OTC Credit Default Swap Agreement	—	(1,296)	—
Centrally Cleared Interest Rate Swap Agreement	—	(1,868)	—

Total	$(339,115)	$(1,810,837)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

U.S. Government Agency Obligations	55.9%
U.S. Treasury Obligations	23.8
Commercial Mortgage-Backed Securities	14.9

Affiliated Mutual Fund	4.6%
Collateralized Loan Obligations	3.3

See Notes to Financial Statements.

PGIM Government Income Fund 45

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Industry Classification (continued):

Affiliated Exchange-Traded Fund	0.7%

103.2
Liabilities in excess of other assets	(3.2)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Premiums received for OTC swap agreements	$1,714
Credit contracts	Unrealized appreciation on OTC swap agreements	1,411		Unrealized depreciation on OTC swap agreements	736
	Due from/to broker-variation			Due from/to broker-variation
Interest rate contracts	margin futures	100,855	*	margin futures	339,115	*
				Due from/to broker-variation
Interest rate contracts	—	—		margin swaps	1,868	*

		$102,266			$343,433

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps

Credit contracts	$—	$—	$147

Interest rate contracts	375	46,729	(24,193)

Total	$375	$46,729	$(24,046)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$675

Interest rate contracts	408,629	27,584

Total	$408,629	$28,259

For the year ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$413
Futures Contracts - Long Positions (2)	46,785,662
Futures Contracts - Short Positions (2)	35,198,816
Credit Default Swap Agreements - Buy Protection (2)	78,000
Credit Default Swap Agreements - Sell Protection (2)	78,000

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (continued)

as of February 28, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Interest Rate Swap Agreements (2)	$10,790,600

*
Average volume is based on average quarter end balances for the year ended February 28, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,411	$(2,450)	$(1,039)	$—	$(1,039)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Government Income Fund 47

PGIM Government Income Fund

Statement of Assets & Liabilities

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $224,602,848)	$216,297,729
Affiliated investments (cost $11,633,391)	11,640,013
Receivable for investments sold	5,115,112
Interest receivable	666,192
Receivable for Fund shares sold	136,019
Unrealized appreciation on OTC swap agreements	1,411
Due from broker—variation margin swaps	361
Prepaid expenses	1,202

Total Assets	233,858,039

Liabilities
Payable for investments purchased	10,629,546
Forward commitment contracts, at value (proceeds receivable $1,791,719)	1,807,673
Payable for Fund shares purchased	221,782
Accrued expenses and other liabilities	104,357
Management fee payable	79,615
Due to broker—variation margin futures	69,328
Dividends and Distributions payable	57,928
Distribution fee payable	26,728
Affiliated transfer agent fee payable	15,084
Directors’ fees payable	2,320
Premiums received for OTC swap agreements	1,714
Unrealized depreciation on OTC swap agreements	736

Total Liabilities	13,016,811

Net Assets	$220,841,228

Net assets were comprised of:
Common stock, at par	$271
Paid-in capital in excess of par	320,818,737
Total distributable earnings (loss)	(99,977,780)

Net assets, February 28, 2026	$220,841,228

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Assets & Liabilities (continued)

as of February 28, 2026

Class A

Net asset value and redemption price per share, ($122,005,538 ÷ 14,976,592 shares of common stock issued and outstanding)	$8.15
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.42

Class C

Net asset value, offering price and redemption price per share, ($1,989,655 ÷ 243,587 shares of common stock issued and outstanding)	$8.17

Class R

Net asset value, offering price and redemption price per share, ($5,110,777 ÷ 626,296 shares of common stock issued and outstanding)	$8.16

Class Z

Net asset value, offering price and redemption price per share, ($43,097,572 ÷ 5,299,664 shares of common stock issued and outstanding)	$8.13

Class R6

Net asset value, offering price and redemption price per share, ($48,637,686 ÷ 5,986,115 shares of common stock issued and outstanding)	$8.13

See Notes to Financial Statements.

PGIM Government Income Fund 49

PGIM Government Income Fund

Statement of Operations

Year Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$9,204,248
Affiliated dividend income	174,189
Affiliated income from securities lending, net	46

Total income	9,378,483

Expenses
Management fee	1,074,970
Distribution fee(a)	375,349
Transfer agent’s fees and expenses (including affiliated expense of $76,027)(a)	272,758
Registration fees(a)	56,336
Custodian and accounting fees	51,394
Audit fee	43,348
Professional fees	33,961
Shareholders’ reports	27,436
Directors’ fees	12,750
Miscellaneous	37,931

Total expenses	1,986,233
Less: Fee waiver and/or expense reimbursement(a)	(285,793)
Distribution fee waiver(a)	(12,561)

Net expenses	1,687,879

Net investment income (loss)	7,690,604

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,009)	(5,145,972)
Futures transactions	46,729
Swap agreement transactions	(24,046)

(5,123,289)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,622)	10,147,518
Futures	408,629
Swap agreements	28,259
Foreign currencies	(1)

10,584,405

Net gain (loss) on investment and foreign currency transactions	5,461,116

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,151,720

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	312,453	25,213	37,683	—	—
Transfer agent’s fees and expenses	202,758	5,804	6,955	54,767	2,474
Registration fees	14,524	8,824	6,374	11,594	15,020
Fee waiver and/or expense reimbursement	(112,855)	(2,276)	(4,538)	(104,741)	(61,383)
Distribution fee waiver	—	—	(12,561)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund

Statements of Changes in Net Assets

	Year Ended February 28,

	2026	2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,690,604	$9,690,049
Net realized gain (loss) on investment transactions	(5,123,289)	(18,975,877)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,584,405	25,095,887

Net increase (decrease) in net assets resulting from operations	13,151,720	15,810,059

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,252,911)	(4,839,512)
Class C	(56,262)	(74,294)
Class R	(154,149)	(173,812)
Class Z	(1,814,139)	(2,950,769)
Class R6	(1,859,276)	(2,252,862)

	(8,136,737)	(10,291,249)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	33,787,312	35,009,550
Net asset value of shares issued in reinvestment of dividends and distributions	7,460,416	9,547,273
Cost of shares purchased	(73,804,332)	(135,967,163)

Net increase (decrease) in net assets from Fund share transactions	(32,556,604)	(91,410,340)

Total increase (decrease)	(27,541,621)	(85,891,530)

Net Assets:

Beginning of year	248,382,849	334,274,379

End of year	$220,841,228	$248,382,849

See Notes to Financial Statements.

PGIM Government Income Fund 51

PGIM Government Income Fund

Financial Highlights

Class A Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.95	$7.80	$7.90	$9.08	$9.86
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.25	0.22	0.15	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21	0.17	(0.07)	(1.14)	(0.53)
Total from investment operations	0.47	0.42	0.15	(0.99)	(0.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.25)	(0.19)	(0.16)
Distributions from net realized gains	-	-	-	-	(0.16)
Total dividends and distributions	(0.27)	(0.27)	(0.25)	(0.19)	(0.32)
Net asset value, end of year	$8.15	$7.95	$7.80	$7.90	$9.08
Total Return(b):	6.05%	5.47%	1.88%	(10.90)%	(4.72)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$122,006	$133,417	$146,542	$185,497	$217,848
Average net assets (000)	$124,981	$141,430	$170,802	$188,326	$244,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.87%	1.06%	1.08%	0.98%
Expenses before waivers and/or expense reimbursement	0.98%	0.95%	1.11%	1.13%	1.02%
Net investment income (loss)	3.21%	3.21%	2.87%	1.84%	0.74%
Portfolio turnover rate(d)(e)	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.97	$7.82	$7.92	$9.10	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.16 (b)	0.16 (b)	0.16	0.06	(0.01	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22 (c)	0.17 (c)	(0.08)	(1.13)	(0.53)
Total from investment operations	0.38	0.33	0.08	(1.07)	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.18)	(0.18)	(0.11)	(0.08)
Distributions from net realized gains	-	-	-	-	(0.16)
Total dividends and distributions	(0.18)	(0.18)	(0.18)	(0.11)	(0.24)
Net asset value, end of year	$8.17	$7.97	$7.82	$7.92	$9.10
Total Return(d):	4.82%	4.28%	0.97%	(11.79)%	(5.50)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,990	$2,912	$3,622	$3,554	$6,098
Average net assets (000)	$2,521	$3,240	$3,805	$4,311	$8,379
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.05%	2.00%	1.95%	2.11%	1.81%
Expenses before waivers and/or expense reimbursement	2.14%	2.08%	2.00%	2.16%	1.85%
Net investment income (loss)	2.05%	2.08%	1.98%	0.78%	(0.09)%
Portfolio turnover rate(f)(g)	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 53

PGIM Government Income Fund

Financial Highlights (continued)

Class R Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.97	$7.82	$7.91	$9.09	$9.87
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.22	0.21	0.13	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20	0.17	(0.07)	(1.14)	(0.52)
Total from investment operations	0.43	0.39	0.14	(1.01)	(0.48)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.23)	(0.17)	(0.14)
Distributions from net realized gains	-	-	-	-	(0.16)
Total dividends and distributions	(0.24)	(0.24)	(0.23)	(0.17)	(0.30)
Net asset value, end of year	$8.16	$7.97	$7.82	$7.91	$9.09
Total Return(b):	5.56%	5.08%	1.80%	(11.12)%	(5.01)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,111	$5,128	$6,504	$6,586	$8,465
Average net assets (000)	$5,024	$5,675	$6,416	$7,218	$10,282
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.23%	1.23%	1.25%	1.35%	1.28%
Expenses before waivers and/or expense reimbursement	1.57%	1.56%	1.55%	1.65%	1.57%
Net investment income (loss)	2.87%	2.86%	2.68%	1.56%	0.44%
Portfolio turnover rate(d)(e)	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.94	$7.79	$7.89	$9.06	$9.84
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.28	0.27	0.21	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20	0.17	(0.08)	(1.14)	(0.53)
Total from investment operations	0.49	0.45	0.19	(0.93)	(0.41)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.29)	(0.24)	(0.21)
Distributions from net realized gains	-	-	-	-	(0.16)
Total dividends and distributions	(0.30)	(0.30)	(0.29)	(0.24)	(0.37)
Net asset value, end of year	$8.13	$7.94	$7.79	$7.89	$9.06
Total Return(b):	6.36%	5.89%	2.45%	(10.27)%	(4.26)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$43,098	$54,292	$112,247	$250,587	$128,655
Average net assets (000)	$47,584	$77,088	$199,984	$179,454	$163,472
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	0.70%	0.69%	0.66%	0.64%	0.61%
Net investment income (loss)	3.62%	3.62%	3.42%	2.53%	1.23%
Portfolio turnover rate(d)(e)	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 55

PGIM Government Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended February 28/29,

	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.93	$7.78	$7.88	$9.05	$9.83
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.28	0.27	0.20	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.21	0.17	(0.08)	(1.13)	(0.53)
Total from investment operations	0.50	0.45	0.19	(0.93)	(0.41)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.29)	(0.24)	(0.21)
Distributions from net realized gains	-	-	-	-	(0.16)
Total dividends and distributions	(0.30)	(0.30)	(0.29)	(0.24)	(0.37)
Net asset value, end of year	$8.13	$7.93	$7.78	$7.88	$9.05
Total Return(b):	6.37%	5.90%	2.46%	(10.28)%	(4.26)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$48,638	$52,633	$65,360	$83,613	$94,271
Average net assets (000)	$48,606	$58,797	$77,396	$82,904	$106,410
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.60%	0.58%	0.55%	0.56%	0.54%
Net investment income (loss)	3.63%	3.62%	3.45%	2.45%	1.25%
Portfolio turnover rate(d)(e)	139%	91%	111%	197%	143%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Floating Rate Income Fund and Government Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Floating Rate Income Fund (“Floating Rate Income”)	The primary objective is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.
PGIM Government Income Fund (“Government Income”)	High current return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions

Notes to Financial Statements (continued)

involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain

Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Floating Rate Income Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Funds. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Reverse Repurchase Agreements: The Floating Rate Income Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master

Notes to Financial Statements (continued)

Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

Notes to Financial Statements (continued)

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its investment group PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Floating Rate Income	0.65% on average daily net assets up to and including $5 billion; 0.625% on average daily net assets exceeding $5 billion.	0.65%
Government Income	0.470% on average daily net assets up to $1 billion; 0.420% on average daily net assets from $1 billion to $2 billion; 0.320% on average daily net assets from $2 billion to $3 billion; 0.270% on average daily net assets over $3 billion.	0.47

The Manager has contractually agreed, through June 30, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Floating Rate Income - Class A	0.95%
Floating Rate Income - Class C	1.70
Floating Rate Income - Class Z	0.70
Floating Rate Income - Class R6	0.65
Government Income - Class A	—
Government Income - Class C	—
Government Income - Class R	—
Government Income - Class Z	0.48
Government Income - Class R6	0.47

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2027 to limit such fees on certain classes of the Government Income Fund based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Floating Rate Income - Class A	0.25%	0.25%
Floating Rate Income - Class C	1.00	1.00
Floating Rate Income - Class Z	N/A	N/A
Floating Rate Income - Class R6	N/A	N/A
Government Income - Class A	0.25	0.25
Government Income - Class C	1.00	1.00
Government Income - Class R	0.75	0.50
Government Income - Class Z	N/A	N/A
Government Income - Class R6	N/A	N/A

For the year ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Floating Rate Income - Class A	$134,926	$32,328
Floating Rate Income - Class C	—	7,555
Government Income - Class A	7,196	542
Government Income - Class C	—	9

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended February 28, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Floating Rate Income	$1,258,447,517	$1,688,576,013
Government Income	257,273,335	289,198,479

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended February 28, 2026, is presented as follows:

Notes to Financial Statements (continued)

Floating Rate Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa) :

PGIM Active High Yield Bond ETF
$ 7,088,000	$874,094	$4,437,054	$(20,810)	$55,770	$3,560,000	100,000	$549,297		$—

PGIM Floating Rate Income ETF
—	79,725	—	(1,549)	—	78,176	1,597	2,339		—

$ 7,088,000	$953,819	$4,437,054	$(22,359)	$55,770	$3,638,176		$551,636		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
243,594,493	695,107,734	914,687,638	—	—	24,014,589	24,014,589	2,056,465		—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wa)
3,262,859	162,018,025	151,237,615	1,140	(278)	14,044,131	14,053,969	72,349	(1)	—

$246,857,352	$857,125,759	$1,065,925,253	$1,140	$(278)	$38,058,720		$2,128,814		$—

$253,945,352	$858,079,578	$1,070,362,307	$(21,219)	$55,492	$41,696,896		$2,680,450		$—

Government Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$3,103,382	$1,566,913	$6,622	$1,009	$1,544,100	30,000	$89,822		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
5,694,269	90,931,051	86,529,407	—	—	10,095,913	10,095,913	84,367		—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wa)
—	1,930,158	1,930,158	—	—	—	—	46	(1)	—

$5,694,269	$92,861,209	$88,459,565	$—	$—	$10,095,913		$84,413		$—

$5,694,269	$95,964,591	$90,026,478	$6,622	$1,009	$11,640,013		$174,235		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended February 28, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Floating Rate Income	$173,076,612	$—	$—	$173,076,612
Government Income	8,136,737	—	—	8,136,737

For the year ended February 28, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Floating Rate Income	$177,385,003	$—	$—	$177,385,003
Government Income	10,291,249	—	—	10,291,249

For the year ended February 28, 2026, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Floating Rate Income	$7,574,397	$—
Government Income	215,605	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Floating Rate Income	$2,183,552,485	$41,287,540	$(107,956,067)	$(66,668,527)
Government Income	237,206,947	2,774,349	(14,092,394)	(11,318,045)

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, mark-to-market of futures and forwards contracts, swap, interest accrual on defaulted securities, and bond amortization adjustment and the difference in the treatment of premium amortization for GAAP and tax purposes, straddle loss deferrals, and futures.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Floating Rate Income	$417,137,000	$—
Government Income	88,241,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2026 are subject to such review.

7.	Capital and Ownership

The Floating Rate Income Fund offers Class A, Class C, Class Z and Class R6 shares. The Government Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for the Floating Rate Income Fund and 3.25% for the Government Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares

Floating Rate Income - Class A	150,000,000

Floating Rate Income - Class C	100,000,000

Notes to Financial Statements (continued)

Fund	Number of Shares

Floating Rate Income - Class Z	2,000,000,000

Floating Rate Income - Class R6	1,000,000,000

Government Income - Class A	230,000,000

Government Income - Class B	5,000,000

Government Income - Class C	495,000,000

Government Income - Class R	500,000,000

Government Income - Class Z	500,000,000

Government Income - Class T	270,000,000

Government Income - Class R6	500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Floating Rate Income–Class Z	38,213	0.1%

Government Income–Class Z	3,162	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Floating Rate Income	—	—%

Government Income	—	—

Unaffiliated:

Floating Rate Income	7	76.1

Government Income	5	58.5

Transactions in shares of common stock were as follows:

Floating Rate Income:

Share Class	Shares	Amount

Class A

Year ended February 28, 2026:

Shares sold	7,050,713	$63,415,300

Shares issued in reinvestment of dividends and distributions	1,695,622	15,222,261

Shares purchased	(10,040,711)	(90,110,422)

Net increase (decrease) in shares outstanding before conversion	(1,294,376)	(11,472,861)

Shares issued upon conversion from other share class(es)	720,680	6,469,325

Shares purchased upon conversion into other share class(es)	(492,541)	(4,415,073)

Net increase (decrease) in shares outstanding	(1,066,237)	$(9,418,609)

Year ended February 28, 2025:

Shares sold	9,156,886	$83,508,763

Shares issued in reinvestment of dividends and distributions	1,740,615	15,862,065

Shares purchased	(7,579,805)	(69,082,702)

Net increase (decrease) in shares outstanding before conversion	3,317,696	30,288,126

Shares issued upon conversion from other share class(es)	793,533	7,234,771

Shares purchased upon conversion into other share class(es)	(477,017)	(4,344,610)

Net increase (decrease) in shares outstanding	3,634,212	$33,178,287

Class C

Year ended February 28, 2026:

Shares sold	860,362	$7,750,059

Shares issued in reinvestment of dividends and distributions	311,659	2,799,649

Shares purchased	(1,498,664)	(13,457,178)

Net increase (decrease) in shares outstanding before conversion	(326,643)	(2,907,470)

Shares purchased upon conversion into other share class(es)	(331,860)	(2,980,828)

Net increase (decrease) in shares outstanding	(658,503)	$(5,888,298)

Year ended February 28, 2025:

Shares sold	1,391,778	$12,705,433

Shares issued in reinvestment of dividends and distributions	396,281	3,613,240

Shares purchased	(1,682,725)	(15,338,454)

Net increase (decrease) in shares outstanding before conversion	105,334	980,219

Shares purchased upon conversion into other share class(es)	(537,919)	(4,906,452)

Net increase (decrease) in shares outstanding	(432,585)	$(3,926,233)

Class Z

Year ended February 28, 2026:

Shares sold	86,162,042	$775,446,473

Shares issued in reinvestment of dividends and distributions	14,874,053	133,664,487

Shares purchased	(130,474,370)	(1,168,696,351)

Net increase (decrease) in shares outstanding before conversion	(29,438,275)	(259,585,391)

Shares issued upon conversion from other share class(es)	575,459	5,168,793

Shares purchased upon conversion into other share class(es)	(766,232)	(6,901,275)

Net increase (decrease) in shares outstanding	(29,629,048)	$(261,317,873)

Year ended February 28, 2025:

Shares sold	107,929,503	$985,988,899

Shares issued in reinvestment of dividends and distributions	14,631,164	133,480,452

Shares purchased	(76,520,816)	(697,849,223)

Net increase (decrease) in shares outstanding before conversion	46,039,851	421,620,128

Shares issued upon conversion from other share class(es)	1,150,744	10,512,944

Shares purchased upon conversion into other share class(es)	(1,110,098)	(10,123,737)

Net increase (decrease) in shares outstanding	46,080,497	$422,009,335

Class R6

Year ended February 28, 2026:

Notes to Financial Statements (continued)

Floating Rate Income (cont’d.):

Share Class	Shares	Amount

Shares sold	3,649,654	$32,850,996

Shares issued in reinvestment of dividends and distributions	1,010,781	9,085,329

Shares purchased	(7,951,838)	(71,683,863)

Net increase (decrease) in shares outstanding before conversion	(3,291,403)	(29,747,538)

Shares issued upon conversion from other share class(es)	321,897	2,908,076

Shares purchased upon conversion into other share class(es)	(27,455)	(249,018)

Net increase (decrease) in shares outstanding	(2,996,961)	$(27,088,480)

Year ended February 28, 2025:

Shares sold	5,998,162	$54,787,445

Shares issued in reinvestment of dividends and distributions	1,330,705	12,142,187

Shares purchased	(10,969,424)	(100,211,060)

Net increase (decrease) in shares outstanding before conversion	(3,640,557)	(33,281,428)

Shares issued upon conversion from other share class(es)	755,617	6,886,689

Shares purchased upon conversion into other share class(es)	(574,821)	(5,259,605)

Net increase (decrease) in shares outstanding	(3,459,761)	$(31,654,344)

Government Income:

Share Class	Shares	Amount

Class A

Year ended February 28, 2026:

Shares sold	668,616	$5,334,399

Shares issued in reinvestment of dividends and distributions	506,187	4,041,947

Shares purchased	(2,914,637)	(23,182,502)

Net increase (decrease) in shares outstanding before conversion	(1,739,834)	(13,806,156)

Shares issued upon conversion from other share class(es)	71,052	566,266

Shares purchased upon conversion into other share class(es)	(130,128)	(1,036,881)

Net increase (decrease) in shares outstanding	(1,798,910)	$(14,276,771)

Year ended February 28, 2025:

Shares sold	1,148,705	$9,043,598

Shares issued in reinvestment of dividends and distributions	583,346	4,583,353

Shares purchased	(3,729,432)	(29,230,795)

Net increase (decrease) in shares outstanding before conversion	(1,997,381)	(15,603,844)

Shares issued upon conversion from other share class(es)	68,720	536,595

Shares purchased upon conversion into other share class(es)	(74,337)	(582,058)

Net increase (decrease) in shares outstanding	(2,002,998)	$(15,649,307)

Class C

Year ended February 28, 2026:

Shares sold	30,770	$247,104

Shares issued in reinvestment of dividends and distributions	7,031	56,250

Shares purchased	(113,506)	(909,784)

Net increase (decrease) in shares outstanding before conversion	(75,705)	(606,430)

Shares purchased upon conversion into other share class(es)	(45,876)	(366,880)

Net increase (decrease) in shares outstanding	(121,581)	$(973,310)

Year ended February 28, 2025:

Shares sold	44,913	$356,348

Shares issued in reinvestment of dividends and distributions	9,401	74,053

Shares purchased	(102,139)	(801,680)

Net increase (decrease) in shares outstanding before conversion	(47,825)	(371,279)

Shares purchased upon conversion into other share class(es)	(49,862)	(392,817)

Net increase (decrease) in shares outstanding	(97,687)	$(764,096)

Class R

Year ended February 28, 2026:

Shares sold	67,297	$535,783

Shares issued in reinvestment of dividends and distributions	19,240	153,902

Shares purchased	(103,910)	(826,122)

Net increase (decrease) in shares outstanding	(17,373)	$(136,437)

Year ended February 28, 2025:

Shares sold	67,029	$521,798

Shares issued in reinvestment of dividends and distributions	20,078	157,961

Shares purchased	(275,401)	(2,197,142)

Net increase (decrease) in shares outstanding	(188,294)	$(1,517,383)

Class Z
Year ended February 28, 2026:

Shares sold	2,609,870	$20,707,552

Shares issued in reinvestment of dividends and distributions	170,403	1,356,686

Shares purchased	(4,346,982)	(34,340,414)

Net increase (decrease) in shares outstanding before conversion	(1,566,709)	(12,276,176)

Shares issued upon conversion from other share class(es)	66,357	528,798

Shares purchased upon conversion into other share class(es)	(38,491)	(304,181)

Net increase (decrease) in shares outstanding	(1,538,843)	$(12,051,559)

Notes to Financial Statements (continued)

Government Income (cont’d.):

Share Class	Shares	Amount

Year ended February 28, 2025:
Shares sold	1,996,403	$15,560,963
Shares issued in reinvestment of dividends and distributions	317,473	2,485,041
Shares purchased	(9,911,792)	(77,995,787)
Net increase (decrease) in shares outstanding before conversion	(7,597,916)	(59,949,783)
Shares issued upon conversion from other share class(es)	71,837	562,618

Shares purchased upon conversion into other share class(es)	(45,172)	(354,864)
Net increase (decrease) in shares outstanding	(7,571,251)	$(59,742,029)

Class R6

Year ended February 28, 2026:

Shares sold	873,313	$6,962,474

Shares issued in reinvestment of dividends and distributions	232,521	1,851,631

Shares purchased	(1,832,749)	(14,545,510)
Net increase (decrease) in shares outstanding before conversion	(726,915)	(5,731,405)
Shares issued upon conversion from other share class(es)	87,711	695,120
Shares purchased upon conversion into other share class(es)	(10,274)	(82,242)
Net increase (decrease) in shares outstanding	(649,478)	$(5,118,527)

Year ended February 28, 2025:

Shares sold	1,210,351	$9,526,843

Shares issued in reinvestment of dividends and distributions	286,864	2,246,865

Shares purchased	(3,287,943)	(25,741,759)

Net increase (decrease) in shares outstanding before conversion	(1,790,728)	(13,968,051)

Shares issued upon conversion from other share class(es)	42,330	333,505

Shares purchased upon conversion into other share class(es)	(13,243)	(102,979)

Net increase (decrease) in shares outstanding	(1,761,641)	$(13,737,525)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 – 9/24/2026	9/27/2024 – 9/25/2025

Total Commitment	Tranche A: $1,200,000,000 Tranche B: $75,000,000*	Tranche A: $1,200,000,000 Tranche B: $125,000,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*

Only Floating Rate Income Fund and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the year ended February 28, 2026. The average balance outstanding is for the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at February 28, 2026

Floating Rate Income	$12,627,394	5.02%	66	$28,687,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Floating Rate Income	Government Income

Adjustable and Floating Rate Securities	X	–

Covenant-Life	X	–

Credit	X	X

Debt Obligations	X	X

Derivatives	X	X

Economic and Market Events	X	X

Emerging Markets	X	–

Floating Rate and Other Loans	X	–

Foreign Securities	X	–

Increase in Expenses	X	X

Interest Rate	X	X

Junk Bonds	X	–

Large Shareholder and Large Scale Redemption	X	X

Leverage	X	–

Liquidity	X	–

Loan Liquidity and Settlement	X	–

Management	X	–

Market Disruption and Geopolitical	X	X

Market	X	X

Mortgage-Backed and Asset-Backed Securities	–	X

Portfolio Turnover	X	X

U.S. Government and Agency Securities	–	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability to satisfy shareholder redemption requests.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Notes to Financial Statements (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Funds and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Notes to Financial Statements (continued)

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 14 and Shareholders of PGIM Floating Rate Income Fund and PGIM Government Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Floating Rate Income Fund and PGIM Government Income Fund (constituting Prudential Investment Portfolios, Inc. 14, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agents, brokers, issuers of privately held securities and agent banks; when replies were not received from issuers of privately held securities, agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2026